File No. 333-89236
                                                              File No. 811-21104
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]
                          Pre-Effective Amendment No.                   [X]
                         Post-Effective Amendment No. 6                 [ ]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                        Amendment No. 7                 [X]

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT A
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

        J. Michael Keefer, Vice President, General Counsel and Secretary
      First Security Benefit Life Insurance and Annuity Company of New York
                One Security Benefit Place, Topeka, KS 66636-0001
                     (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2006, pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on May 1, 2006, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

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                                                     [LOGO] SECURITY BENEFIT(SM)
                                                     Security Distributors, Inc.


Prospectus                                  May 1, 2006


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ADVISORDESIGNS(R) VARIABLE ANNUITY
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                                                               -----------------
                                                               Important Privacy
                                                                Notice Included

                                                                 See Back Cover
                                                               -----------------

7910(R5-05)                                                          32-79109-00

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                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract

              Issued By:                             Mailing Address:
First Security Benefit Life Insurance     First Security Benefit Life Insurance
   and Annuity Company of New York           and Annuity Company of New York
70 West Red Oak Lane, 4th Floor           P.O. Box 750497
White Plains, NY 10604                    Topeka, Kansas 66675-0497
1-800-355-4570                            1-800-888-2461
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      This Prospectus describes the AdvisorDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.


      You may allocate your purchase payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account A. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:(1)


o     AIM V.I. Capital Appreciation

o     Federated Fund for U.S. Government Securities II

o     Federated High Income Bond II


o     Fidelity(R) VIP Contrafund(R)

o     Fidelity(R) VIP Growth Opportunities

o     Fidelity(R) VIP Index 500

o     Fidelity(R) VIP Investment-Grade Bond


o     Neuberger Berman AMT Guardian

o     Neuberger Berman AMT Partners

o     PIMCO VIT Real Return

o     PIMCO VIT Total Return

o     Potomac Dynamic VP HY Bond

o     RVT CLS AdvisorOne Amerigo


o     RVT CLS AdvisorOne Clermont


o     Rydex VT Inverse OTC


o     Rydex VT Banking

o     Rydex VT Basic Materials

o     Rydex VT Biotechnology


o     Rydex VT Commodities


o     Rydex VT Consumer Products

o     Rydex VT Electronics

o     Rydex VT Energy

o     Rydex VT Energy Services

o     Rydex VT Financial Services

o     Rydex VT Health Care

o     Rydex VT Internet


o     Rydex VT Inverse Dynamic Dow


o     Rydex VT Inverse Mid Cap


o     Rydex VT Inverse Russell 2000(R)

o     Rydex VT Inverse Government Long Bond

o     Rydex VT Europe Advantage

o     Rydex VT Japan Advantage


o     Rydex VT Large Cap Growth

o     Rydex VT Large Cap Value

o     Rydex VT Leisure


o     Rydex VT Dynamic Dow

o     Rydex VT Mid Cap Advantage

o     Rydex VT  Russell 2000(R) Advantage


o     Rydex VT Mid Cap Growth

o     Rydex VT Mid Cap Value

o     Rydex VT Nova

o     Rydex VT OTC

o     Rydex VT Precious Metals

o     Rydex VT Real Estate

o     Rydex VT Retailing

o     Rydex VT Sector Rotation

o     Rydex VT Small Cap Growth

o     Rydex VT Small Cap Value


o     Rydex VT Dynamic Strengthening Dollar


o     Rydex VT Technology

o     Rydex VT Telecommunications


o     Rydex VT Dynamic S&P 500


o     Rydex VT Transportation


o     Rydex VT Government Long Bond Advantage


o     Rydex VT U.S. Government Money Market


o     Rydex VT Inverse S&P 500


o     Rydex VT Utilities


o     Rydex VT Dynamic OTC


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      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


      This Prospectus is accompanied by the current prospectuses for the Underlying Funds. You should read the Prospectuses carefully and retain them for future reference.


      Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.


Date: May 1, 2006


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   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
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7910 (R5-05)                                                         32-79109-00

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o     Rydex VT Dynamic Weakening Dollar


o     SBL Global

o     SBL Small Cap Value

o     Wells Fargo Advantage Opportunity VT

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(1) Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."


      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2006, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at P.O. Box 750497, Topeka, KS 66675-0497, or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 51 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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                                Table of Contents

                                                                           Page


DEFINITIONS .............................................................    5
SUMMARY .................................................................    6
   Purpose of the Contract ..............................................    6
   The Separate Account and the Funds ...................................    6
   Purchase Payments ....................................................    7
   Contract Benefits ....................................................    8
   Optional Riders ......................................................    8
   Free-Look Right ......................................................    8
   Charges and Deductions ...............................................    8
   Tax-Free Exchanges ...................................................   10
   Contacting the Company ...............................................   10
EXPENSE TABLE ...........................................................   11
   Contract Owner Transaction Expenses ..................................   11
   Periodic Expenses ....................................................   11
   Optional Rider Expenses ..............................................   12
   Example ..............................................................   12
CONDENSED FINANCIAL INFORMATION .........................................   13
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS ......   21
   First Security Benefit Life Insurance
      and Annuity Company of New York ...................................   21
   Published Ratings ....................................................   21
   Separate Account .....................................................   21
   Underlying Funds .....................................................   21
THE CONTRACT ............................................................   23
   General ..............................................................   23
   Application for a Contract ...........................................   23
   Optional Riders ......................................................   23
   Guaranteed Minimum Income Benefit ....................................   23
   Annual Stepped Up Death Benefit ......................................   24
   Guaranteed Minimum Withdrawal Benefit ................................   24
   Extra Credit .........................................................   25
   Alternate Withdrawal Charge ..........................................   26
   Purchase Payments ....................................................   26
   Allocation of Purchase Payments ......................................   27
   Bonus Credit .........................................................   27
   Dollar Cost Averaging Option .........................................   27
   Asset Reallocation Option ............................................   28
   Transfers of Contract Value ..........................................   29
   Contract Value .......................................................   31
   Determination of Contract Value ......................................   31
   Cut-Off Times ........................................................   32
   Full and Partial Withdrawals .........................................   32
   Systematic Withdrawals ...............................................   33
   Free-Look Right ......................................................   33
   Death Benefit ........................................................   34
   Distribution Requirements ............................................   34
   Death of the Annuitant ...............................................   35
CHARGES AND DEDUCTIONS ..................................................   35
   Contingent Deferred Sales Charge .....................................   35
   Mortality and Expense Risk Charge ....................................   36
   Administration Charge ................................................   36
   Account Administration Charge ........................................   36
   Premium Tax Charge ...................................................   36
   Other Charges ........................................................   37
   Variations in Charges ................................................   37
   Optional Rider Charges ...............................................   37
   Guarantee of Certain Charges .........................................   37
   Underlying Fund Expenses .............................................   37
ANNUITY PERIOD ..........................................................   38
   General ..............................................................   38
   Annuity Options ......................................................   39
   Selection of an Option ...............................................   40
MORE ABOUT THE CONTRACT .................................................   40
   Ownership ............................................................   40
   Designation and Change of Beneficiary ................................   40
   Dividends ............................................................   41
   Payments from the Separate Account ...................................   41
   Proof of Age and Survival ............................................   41
   Misstatements ........................................................   41
   Restrictions on Withdrawals from Qualified Plans .....................   41
FEDERAL TAX MATTERS .....................................................   42
   Introduction .........................................................   42
   Tax Status of the Company and the Separate Account ...................   42
   Income Taxation of Annuities in
      General--Non-Qualified Plans ......................................   43
   Additional Considerations ............................................   44
   Qualified Plans ......................................................   44
OTHER INFORMATION .......................................................   47
   Voting of Underlying Fund Shares .....................................   47
   Substitution of Investments ..........................................   48
   Changes to Comply with Law and Amendments ............................   48
   Reports to Owners ....................................................   48
   Electronic Privileges ................................................   48
   Legal Proceedings ....................................................   49
   Sale of the Contract .................................................   49
PERFORMANCE INFORMATION .................................................   50
ADDITIONAL INFORMATION ..................................................   51
   Registration Statement ...............................................   51
   Financial Statements .................................................   51
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION ..........................................................   51
OBJECTIVES FOR UNDERLYING FUNDS .........................................   52
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


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The Contract is available only in New York. You should not consider this
Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit -- A unit of measure used to calculate Contract Value.

Administrative Office -- First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period -- The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date -- The date when annuity payments begin as elected by the Owner.

Annuity Unit -- A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program -- A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Bonus Credit -- An amount equal to 2% of the initial Purchase Payment that is added to Contract Value as described under Bonus Credit.

Contract Date -- The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

Contract Value -- The total value of your Contract as of any Valuation Date.

Contract Year -- Each twelve-month period measured from the Contract Date.

Credit Enhancement -- An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.


General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.


Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant -- A Participant under a Qualified Plan.

Purchase Payment -- An amount paid to the Company as consideration for the Contract.

Separate Account -- The Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

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                                        5

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Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.


The Separate Account and the Funds -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:(1)

o     AIM V.I. Capital Appreciation

o     Federated Fund for U.S. Government Securities II

o     Federated High Income Bond II

o     Fidelity(R) VIP Contrafund(R)

o     Fidelity(R) VIP Growth Opportunities

o     Fidelity(R) VIP Index 500

o     Fidelity(R) VIP Investment-Grade Bond

o     Neuberger Berman AMT Guardian

o     Neuberger Berman AMT Partners

o     PIMCO VIT Real Return

o     PIMCO VIT Total Return

o     Potomac Dynamic VP HY Bond

o     RVT CLS AdvisorOne Amerigo

o     RVT CLS AdvisorOne Clermont

o     Rydex VT Inverse OTC

o     Rydex VT Banking

o     Rydex VT Basic Materials

o     Rydex VT Biotechnology

o     Rydex VT Commodities

o     Rydex VT Consumer Products

o     Rydex VT Electronics

o     Rydex VT Energy

o     Rydex VT Energy Services

o     Rydex VT Financial Services

o     Rydex VT Health Care

o     Rydex VT Internet

o     Rydex VT Inverse Dynamic Dow

o     Rydex VT Inverse Mid Cap

o     Rydex VT Inverse Russell 2000(R)

o     Rydex VT Inverse Government Long Bond

o     Rydex VT Europe Advantage

o     Rydex VT Japan Advantage

o     Rydex VT Large Cap Growth

o     Rydex VT Large Cap Value

o     Rydex VT Leisure

o     Rydex VT Dynamic Dow

o     Rydex VT Mid Cap Advantage

o     Rydex VT Russell 2000(R) Advantage

o     Rydex VT Mid Cap Growth

o     Rydex VT Mid Cap Value

o     Rydex VT Nova

o     Rydex VT OTC

o     Rydex VT Precious Metals

o     Rydex VT Real Estate

o     Rydex VT Retailing

o     Rydex VT Sector Rotation

o     Rydex VT Small Cap Growth

o     Rydex VT Small Cap Value

o     Rydex VT Dynamic Strengthening Dollar

o     Rydex VT Technology

o     Rydex VT Telecommunications

o     Rydex VT Dynamic S&P 500

o     Rydex VT Transportation

o     Rydex VT Government Long Bond Advantage

o     Rydex VT U.S. Government Money Market

o     Rydex VT Inverse S&P 500

o     Rydex VT Utilities

o     Rydex VT Dynamic OTC

o     Rydex VT Dynamic Weakening Dollar

o     SBL Global

o     SBL Small Cap Value

o     Wells Fargo Advantage Opportunity VT

(1)   The Franklin Small-Mid Cap Growth Securities (formerly Franklin Small
      Cap), Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate purchase payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program, the Dollar Cost Averaging Option, or the Asset Reallocation Option with an allocation to those Subaccounts, you may continue that program; provided that the program or option with an allocation to those Subaccounts was in effect prior to May 1, 2004.

On April 28, 2006, the Potomac VP Money Market Fund was liquidated. If you had Contract Value allocated to that Subaccount, it was automatically transferred to the Rydex VT U.S. Government Money Market Subaccount.


      You may allocate your purchase payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

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Purchase Payments -- Your initial purchase payment must be at least $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

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Contract Benefits -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis. See "Annuity Period."

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Extra Credit at 3%, 4% or 5%;

o     0-Year or 4-Year Alternate Withdrawal Charge.

*     Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider under "Optional Riders."

Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

Charges and Deductions -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each purchase payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the purchase payment or Bonus Credit was effective. A purchase payment or Bonus Credit is "age one" in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                     -------------------------------------
                     Purchase Payment or
                       Bonus Credit Age         Withdrawal
                         (in years)               Charge
                     -------------------------------------
                              1                     7%
                              2                     7%
                              3                     6%
                              4                     5%
                              5                     4%
                              6                     3%
                              7                     2%
                         8 and over                 0%
                     -------------------------------------

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      The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds; (2) annuity payments under options 1 through 6; or
(3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See "Contingent Deferred Sales Charge."

      Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

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                                                           Annual Mortality and
Contract Value                                             Expense Risk Charge
-------------------------------------------------------------------------------
Less than $25,000                                                 1.10%
At least $25,000 but less than $100,000                           0.95%
$100,000 or more                                                  0.85%
-------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. However, the mortality and expense risk charge is 1.25%, on an annual basis, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."

      Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The Company makes each rider, available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You may not terminate a rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with a total rider charge that exceeds 2.00% of Contract Value. Each rider and its charge are listed below. See "Optional Rider Charges."

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Optional Rider Expenses
(as a percentage of Contract Value)
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                                                                     Annual
                                                        Rate(1)   Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum                                         3%        0.25%
Income Benefit                                             5%        0.40%
--------------------------------------------------------------------------------
Annual Stepped Up
Death Benefit                                             --         0.25%
--------------------------------------------------------------------------------
Guaranteed Minimum
Withdrawal Benefit                                        --         0.55%(2)
--------------------------------------------------------------------------------
                                                           3%        0.40%
Extra Credit(3)                                            4%        0.55%
                                                           5%        0.70%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge                             0-Year       0.70%(4)
                                                        4-Year       0.60%(4)
--------------------------------------------------------------------------------

1 Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2 The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

3 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4 If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

      Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

      Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."


      Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See "Premium Tax Charge."


--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

------------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                                    None
------------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)      7%(1)
------------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                        None
------------------------------------------------------------------------------------------------------------------
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
------------------------------------------------------------------------------------------------------------------
   Account Administration Charge                                                                      $30(2)
------------------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Contract Value)
------------------------------------------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                                                         1.10%(3)
------------------------------------------------------------------------------------------------------------------
     Annual Administration Charge                                                                     0.60%(4)
------------------------------------------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                                                        2.00%(5)
------------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                                                           3.70%
------------------------------------------------------------------------------------------------------------------

1 The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments and/or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

2 An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

3 The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, however, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge.

4 The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.

5 You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total rider charges that exceed 2.00% of Contract Value.

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Optional Rider Expenses
(as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                     Annual
                                                        Rate(1)   Rider Charge
--------------------------------------------------------------------------------
Guaranteed Minimum                                         3%        0.25%
Income Benefit Rider                                       5%        0.40%
--------------------------------------------------------------------------------
Annual Stepped Up
Death Benefit Rider                                       --         0.25%
--------------------------------------------------------------------------------
Guaranteed Minimum
Withdrawal Benefit Rider                                  --         0.55%(2)
--------------------------------------------------------------------------------
                                                           3%        0.40%
Extra Credit Rider(3)                                      4%        0.55%
                                                           5%        0.70%
--------------------------------------------------------------------------------
Alternative Withdrawal                                   0-Year      0.70%(4)
Charge Rider                                             4-Year      0.60%(4)
--------------------------------------------------------------------------------
1. Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2. The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for the rider is used in calculating the maximum rider charge of 2.00%.

3. The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4. If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                                        Minimum     Maximum
                                                        -------     -------
Total Annual Underlying Fund
Operating Expenses(1)                                    0.35%       5.11%
--------------------------------------------------------------------------------
1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ending December 31, 2005, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2005.
--------------------------------------------------------------------------------


Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                               1        3         5      10
                                             Year     Years     Years   Years
--------------------------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time period                $ 1,481   $ 2,985   $ 4,306  $ 7,302
--------------------------------------------------------------------------------
If you do not surrender
or you annuitize your
Contract                                      864     2,496     4,005    7,302
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

Condensed Financial Information


      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      2005          2004          2003      2002(a)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Series I
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     8.67    $     8.51    $     6.87   $     7.00
   End of period ............................................................   $     9.03    $     8.67    $     8.51   $     6.87
Accumulation units outstanding at the end of period .........................       26,708        16,171        11,398        6,232
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.21    $    10.31    $    10.53   $    10.40
   End of period ............................................................   $     9.97    $    10.21    $    10.31   $    10.53
Accumulation units outstanding at the end of period .........................       36,566        21,470        15,609        3,950
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    11.49    $    10.89    $     9.34   $     9.09
   End of period ............................................................   $    11.25    $    11.49    $    10.89   $     9.34
Accumulation units outstanding at the end of period .........................      190,532        95,559        63,779          934
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    11.48    $    10.41            --           --
   End of period ............................................................   $    12.82    $    11.48    $    10.41           --
Accumulation units outstanding at the end of period .........................      137,015        66,563         3,773           --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     9.31    $     9.10            --           --
   End of period ............................................................   $     9.69    $     9.31    $     9.10           --
Accumulation units outstanding at the end of period .........................      102,137        12,096         1,818           --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     9.33    $     8.83            --           --
   End of period ............................................................   $     9.33    $     9.33    $     8.83           --
Accumulation units outstanding at the end of period .........................       40,758       120,813        32,816           --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment-Grade Bond
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.77    $    10.80    $    10.75   $    10.36
   End of period ............................................................   $    10.51    $    10.77    $    10.80   $    10.75
Accumulation units outstanding at the end of period .........................       41,403        47,000        16,257          128
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Securities
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.10    $     9.47    $     7.22   $     7.24
   End of period ............................................................   $    10.12    $    10.10    $     9.47   $     7.22
Accumulation units outstanding at the end of period .........................       27,086        30,104        32,959        4,040


--------------------------------------------------------------------------------
                                       13

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      2005          2004          2003      2002(a)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     9.81    $     8.86    $     7.03   $     7.52
   End of period ............................................................   $    10.17    $     9.81    $     8.86   $     7.03
Accumulation units outstanding at the end of period .........................       15,674        10,923        10,571        6,310
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.75    $     9.45            --           --
   End of period ............................................................   $    12.14    $    10.75    $     9.45           --
Accumulation units outstanding at the end of period .........................       27,914        16,331         9,120           --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.79    $    10.35            --           --
   End of period ............................................................   $    10.54    $    10.79    $    10.35           --
Accumulation units outstanding at the end of period .........................       54,585        33,151        10,435           --
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     9.99    $     9.95            --           --
   End of period ............................................................   $     9.79    $     9.99    $     9.95           --
Accumulation units outstanding at the end of period .........................       77,347        43,127        35,054           --
------------------------------------------------------------------------------------------------------------------------------------
Potomac Dynamic VP HY Bond (b)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.00            --            --           --
   End of period ............................................................   $     9.74            --            --           --
Accumulation units outstanding at the end of period .........................       80,421            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Potomac VP Money Market (b)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.00            --            --           --
   End of period ............................................................   $     9.72            --            --           --
Accumulation units outstanding at the end of period .........................       12,039            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Amerigo
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    12.07    $    11.35            --           --
   End of period ............................................................   $    12.63    $    12.07    $    11.35           --
Accumulation units outstanding at the end of period .........................      681,341       376,672       128,233           --
------------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne Clermont
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.73    $    10.59            --           --
   End of period ............................................................   $    10.67    $    10.73    $    10.59           --
Accumulation units outstanding at the end of period .........................      494,386       409,321       104,078           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     7.45    $     8.82    $    14.70   $    17.34
   End of period ............................................................   $     7.22    $     7.45    $     8.82   $    14.70
Accumulation units outstanding at the end of period .........................        1,411             0       162,221          100


--------------------------------------------------------------------------------
                                       14

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      2005          2004          2003      2002(a)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    12.92    $    11.75            --           --
   End of period ............................................................   $    12.03    $    12.92    $    11.75           --
Accumulation units outstanding at the end of period .........................      107,516       135,582         3,296           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    11.46    $     9.90            --           --
   End of period ............................................................   $    11.42    $    11.46    $     9.90           --
Accumulation units outstanding at the end of period .........................      133,496       190,300        15,687           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     6.62    $     6.83            --           --
   End of period ............................................................   $     7.01    $     6.62    $     6.83           --
Accumulation units outstanding at the end of period .........................       62,881         3,524           399           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities (c)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     9.91
   End of period ............................................................   $    10.10
Accumulation units outstanding at the end of period .........................       34,008
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    11.52    $    10.61            --           --
   End of period ............................................................   $    10.99    $    11.52    $    10.61           --
Accumulation units outstanding at the end of period .........................      148,067       153,743         3,752           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     4.89    $     6.54    $     4.02   $     4.66
   End of period ............................................................   $     4.87    $     4.89    $     6.54   $     4.02
Accumulation units outstanding at the end of period .........................        4,566         5,893        14,976        5,753
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.15    $     8.01            --           --
   End of period ............................................................   $    13.47    $    10.15    $     8.01           --
Accumulation units outstanding at the end of period .........................      174,322       211,695        17,610           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     7.72    $     6.03            --           --
   End of period ............................................................   $    10.97    $     7.72    $     6.03           --
Accumulation units outstanding at the end of period .........................      162,805        29,630           922           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.55    $     9.40            --           --
   End of period ............................................................   $    10.44    $    10.55    $     9.40           --
Accumulation units outstanding at the end of period .........................      170,456       202,251         7,239           --


--------------------------------------------------------------------------------
                                       15

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      2005          2004          2003      2002(a)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     8.86    $     8.71            --           --
   End of period ............................................................   $     9.39    $     8.86    $     8.71           --
Accumulation units outstanding at the end of period .........................      209,241       190,661        23,383           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     5.81    $     5.24    $     3.33   $     2.83
   End of period ............................................................   $     5.49    $     5.81    $     5.24   $     3.33
Accumulation units outstanding at the end of period .........................       10,098       374,367         5,057        6,796
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     8.60            --            --           --
   End of period ............................................................   $     8.37            --            --           --
Accumulation units outstanding at the end of period .........................            0            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:                                                                              --            --           --
   Beginning of period ......................................................   $     8.55            --            --           --
   End of period ............................................................   $     7.52            --            --           --
Accumulation units outstanding at the end of period .........................            0            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     8.32            --            --           --
   End of period ............................................................   $     7.72            --            --           --
Accumulation units outstanding at the end of period .........................        5,508            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     8.25    $     9.65            --           --
   End of period ............................................................   $     7.49    $     8.25    $     9.65           --
Accumulation units outstanding at the end of period .........................       27,435        35,220           584           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.13            --            --           --
   End of period ............................................................   $     9.88            --            --           --
Accumulation units outstanding at the end of period .........................      217,341            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.93            --            --           --
   End of period ............................................................   $    10.91            --            --           --
Accumulation units outstanding at the end of period .........................       54,847            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Europe
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.70    $     9.62            --           --
   End of period ............................................................   $    10.90    $    10.70    $     9.62           --
Accumulation units outstanding at the end of period .........................       18,403    $   59,482        48,247           --


--------------------------------------------------------------------------------
                                       16

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      2005          2004          2003      2002(a)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Japan
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     9.61    $     9.10    $     6.90   $     8.14
   End of period ............................................................   $    11.08    $     9.61    $     9.10   $     6.90
Accumulation units outstanding at the end of period .........................       29,995         4,011        14,278        1,378
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     8.80    $     7.42            --           --
   End of period ............................................................   $     8.02    $     8.80    $     7.42           --
Accumulation units outstanding at the end of period .........................      176,237       232,681         9,787           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Long Dynamic Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.56            --            --           --
   End of period ............................................................   $     9.73            --            --           --
Accumulation units outstanding at the end of period .........................       88,059            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Medius
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    13.12    $    11.22            --           --
   End of period ............................................................   $    14.34    $    13.12    $    11.22           --
Accumulation units outstanding at the end of period .........................       38,356        15,026         1,318           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mekros
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    12.41    $    10.35            --           --
   End of period ............................................................   $    12.35    $    12.41    $    10.35           --
Accumulation units outstanding at the end of period .........................        9,026        78,584       412,137           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.54            --            --           --
   End of period ............................................................   $    11.26            --            --           --
Accumulation units outstanding at the end of period .........................       70,626            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    11.19            --            --           --
   End of period ............................................................   $    11.62            --            --           --
Accumulation units outstanding at the end of period .........................        5,513            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     8.34    $     7.60    $     5.70   $     5.98
   End of period ............................................................   $     8.31    $     8.34    $     7.60   $     5.70
Accumulation units outstanding at the end of period .........................    1,579,879     1,062,820        41,053        4,939
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     8.41    $     8.03    $     5.77   $     5.51
   End of period ............................................................   $     8.15    $     8.41    $     8.03   $     5.77
Accumulation units outstanding at the end of period .........................       46,279       224,571        30,824          228


--------------------------------------------------------------------------------
                                       17

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      2005          2004          2003      2002(a)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    16.68    $    20.31    $    15.05   $    12.32
   End of period ............................................................   $    19.32    $    16.68    $    20.31   $    15.05
Accumulation units outstanding at the end of period .........................       94,339        92,979         4,087          557
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    14.94    $    12.04            --           --
   End of period ............................................................   $    15.34    $    14.94    $    12.04           --
Accumulation units outstanding at the end of period .........................      105,637        22,363         9,354           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.26    $     9.74            --           --
   End of period ............................................................   $    10.37    $    10.26    $     9.74           --
Accumulation units outstanding at the end of period .........................      132,534       163,339            56           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     9.92    $     9.35    $     7.52   $     8.30
   End of period ............................................................   $    10.80    $     9.92    $     9.35   $     7.52
Accumulation units outstanding at the end of period .........................      125,216        12,670         8,342        1,183
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    11.25            --            --           --
   End of period ............................................................   $    11.45            --            --           --
Accumulation units outstanding at the end of period .........................      116,227            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    11.47            --            --           --
   End of period ............................................................   $    11.39            --            --           --
Accumulation units outstanding at the end of period .........................       31,656            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening Dollar (c)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.03            --            --           --
   End of period ............................................................   $     9.84            --            --           --
Accumulation units outstanding at the end of period .........................            0            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     6.32    $     6.52    $     4.22   $     4.08
   End of period ............................................................   $     6.24    $     6.32    $     6.52   $     4.22
Accumulation units outstanding at the end of period .........................       27,869         6,106         1,679        5,034
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     7.09    $     6.57    $     5.13   $     4.22
   End of period ............................................................   $     6.87    $     7.09    $     6.57   $     5.13
Accumulation units outstanding at the end of period .........................      189,042       260,896            --          110


--------------------------------------------------------------------------------
                                       18

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      2005          2004          2003      2002(a)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Titan 500
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     8.67    $     7.75            --           --
   End of period ............................................................   $     8.59    $     8.67    $     7.75           --
Accumulation units outstanding at the end of period .........................       15,812        12,981            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.95    $     9.30            --           --
   End of period ............................................................   $    11.38    $    10.95    $     9.30           --
Accumulation units outstanding at the end of period .........................      138,529       165,382            --           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Bond
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.89    $    10.48    $    11.01   $    10.09
   End of period ............................................................   $    11.23    $    10.89    $    10.48   $    11.01
Accumulation units outstanding at the end of period .........................      388,685       638,967       354,840          279
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     8.71    $     9.07    $     9.47   $     9.62
   End of period ............................................................   $     8.51    $     8.71    $     9.07   $     9.47
Accumulation units outstanding at the end of period .........................    1,080,518       955,333     2,261,713       16,781
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     7.12    $     8.28            --           --
   End of period ............................................................   $     6.77    $     7.12    $     8.28           --
Accumulation units outstanding at the end of period .........................       53,556        27,025       180,609           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     6.15    $     5.47    $     4.56   $     4.77
   End of period ............................................................   $     6.52    $     6.15    $     5.47   $     4.56
Accumulation units outstanding at the end of period .........................      291,931        91,809        43,792        1,606
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Velocity 100
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     5.53    $     5.05            --           --
   End of period ............................................................   $     5.14    $     5.53    $     5.05           --
Accumulation units outstanding at the end of period .........................       33,545        26,899        33,689           --
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening Dollar (c)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $     9.98            --            --           --
   End of period ............................................................   $    10.06            --            --           --
Accumulation units outstanding at the end of period .........................            0            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
SBL Global
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    11.80    $    10.35            --           --
   End of period ............................................................   $    12.86    $    11.80    $    10.35           --
Accumulation units outstanding at the end of period .........................       64,909        22,194         3,700           --


--------------------------------------------------------------------------------
                                       19

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      2005          2004          2003      2002(a)
------------------------------------------------------------------------------------------------------------------------------------
SBL Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    16.89    $    14.62            --           --
   End of period ............................................................   $    18.56    $    16.89    $    14.62           --
Accumulation units outstanding at the end of period .........................       26,914        13,648         2,330           --
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity VT
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.29    $     9.10            --           --
   End of period ............................................................   $    10.62    $    10.29    $     9.10           --
Accumulation units outstanding at the end of period .........................       19,041        16,375        14,219           --
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    16.45    $    13.78            --           --
   End of period ............................................................   $    20.07    $    16.45    $    13.78           --
Accumulation units outstanding at the end of period .........................       16,982        17,359        16,959           --
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................................................   $    10.09    $     8.90            --           --
   End of period ............................................................   $    10.63    $    10.09    $     8.90           --
Accumulation units outstanding at the end of period .........................       35,291        38,371        34,000           --
------------------------------------------------------------------------------------------------------------------------------------

(a)   For the period of August 1, 2002 (date of inception) through December 31,
      2002

(b) For the period of January 26, 2005 (date of inception) through December 31, 2005

(c) For the period of November 15, 2005 (date of inception) through December 31, 2005.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York -- The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly owned by Security Benefit Mutual Holding Company, a Kansas mutual holding company.


      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit.


Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.


Separate Account -- The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.


      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund,

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.


      Administrative, Marketing, and Support Service Payments. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services the Company (or its affiliates) provides. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, issuing, distributing, and administering the Contract.

      12b-1 Fees and Investor Services Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees or investor services fees from certain of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees and investor services fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The Company and SDI anticipate they will receive 12b-1 fees or investor services fees ranging from 0% to 0.25% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      Administrative Payments. The Company (or its affiliates) also receives from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds) a servicing fee for administrative and other services the Company (or its affiliates) provides relating to Separate Account operations. These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates anticipate they will receive administrative payments that range from 0.00% to 0.60% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.


      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      Total Payments. The Company and its affiliates, including SDI, anticipate they will receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees, investor services fees and/or administrative payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.


--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will compensate the Company for providing administrative, marketing, and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated purchase payments.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Extra Credit at 3%, 4% or 5%;

o     0-Year or 4-Year Alternate Withdrawal Charge.

*Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider which is also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of each rider below.


Guaranteed Minimum Income Benefit -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to purchase payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal


--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------


charges) and any applicable premium tax, times 200%. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)


      In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o Any purchase payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Guaranteed Minimum Withdrawal Benefit -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial purchase payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

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                                       24

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--------------------------------------------------------------------------------
                           Annual
                     Withdrawal Amount*    Benefit Amount*
                   -----------------------------------------
                             5%                 130%
                             6%                 110%
                             7%                 100%
                   -----------------------------------------
*A percentage of the initial purchase payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)
--------------------------------------------------------------------------------

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional purchase payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the purchase payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent purchase payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by purchase payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

Extra Credit -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your purchase payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------

has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments. If purchase payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no purchase payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional purchase payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                      -------------------------------------
                                          Rate of Return
                       Interest Rate     (net of expenses)
                      -------------------------------------
                             3%               -5.00%
                             4%               -1.50%
                             5%                0.80%
                      -------------------------------------

Alternate Withdrawal Charge -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

           ----------------------------------------------------------
                  0-Year Schedule               4-Year Schedule
           ----------------------------------------------------------
             Purchase                      Purchase
            Payment Age      Withdrawal   Payment Age     Withdrawal
            (in years)         Charge     (in years)        Charge
           ----------------------------------------------------------
             0 and over          0%            1              7%
                                               2              7%
                                               3              6%
                                               4              5%
                                          5 and over          0%
           ----------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

Purchase Payments -- The minimum initial purchase payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500. The minimum subsequent purchase payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum purchase payment requirement under certain circumstances. Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

      The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit

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                                       26

--------------------------------------------------------------------------------


such purchase payment. The application form will be provided by the Company. If you submit your application and/or initial purchase payment to your registered representative, the Company will not begin processing the application and initial purchase payment until the Company receives them from your registered representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

      The Company generally will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received at or after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for purchase payments allocated in whole or in part to the Potomac Dynamic VP HY Bond Subaccount) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program. The initial purchase payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent purchase payment to your registered representative, the Company will not begin processing the purchase payment until the Company receives it from your representative's broker-dealer.


      If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

      You may change the purchase payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."


Bonus Credit -- During the period beginning May 1, 2005 and ending December 31, 2006, the Company will pay a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider is available only if (1) the Company issues your Contract during the period of May 1, 2005 through December 31, 2006; (2) your Contract is issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date is 80 or younger. The Company reserves the right to withdraw the Bonus Credit Rider at any time without notice. The Company will apply the Bonus Credit at the time the initial Purchase Payment is effective and will allocate it among the Subaccounts in the same proportion as the initial purchase payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. The 2% Bonus Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and, for withdrawals made after the Free-Look period, is subject to any applicable withdrawal charge. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Bonus Credit applied. See "Free-Look Right." This Bonus Credit is not available to a Contract Owner who purchases the Contract pursuant to exchange of an insurance or annuity contract issued by the Company or any affiliated life insurance company. There is no additional charge for this 2% Bonus Credit.


Dollar Cost Averaging Option -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing

--------------------------------------------------------------------------------
                                       27

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--------------------------------------------------------------------------------

in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.


      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis (or a quarter if transfers were made on a quarterly, semiannual or annual basis), before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

Asset Reallocation Option -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."


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                                       28

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      You may make changes to the option by writing to the Company's
Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

Transfers of Contract Value --You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for requests that include a transfer in whole or in part to or from the Potomac Dynamic VP HY Bond Subaccount) on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Rydex Subaccounts (excluding the Rydex Sector Rotation Subaccount), which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.


      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.


      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer


--------------------------------------------------------------------------------
                                       29

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--------------------------------------------------------------------------------


from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

-------------------------------------------------------------
                                                 Number of
                                                Round Trips
                 Subaccount                     Transfers(1)
-------------------------------------------------------------
All Rydex Subaccounts, except the Rydex VT      Unlimited(1)
Sector Rotation
-------------------------------------------------------------
Potomac Dynamic VP HY Bond                          8
-------------------------------------------------------------
Rydex VT Sector Rotation                            6
-------------------------------------------------------------
AIM V.I. Capital Appreciation,  PIMCO VIT           4
Real Return, PIMCO VIT Total Return, RVT CLS
AdvisorOne Amerigo, RVT CLS AdvisorOne
Clermont, SBL Global, SBL Small Cap Value
-------------------------------------------------------------
Wells Fargo Advantage Opportunity VT                2
-------------------------------------------------------------
Federated High Income Bond II, Federated            1(2)
Fund for U.S. Government Securities II,
Fidelity(R) VIP Contrafund, Fidelity(R) VIP
Growth Opportunities, Fidelity(R) VIP Index
500, Fidelity(R) Investment Grade Bond,
Neuberger Berman AMT Guardian, Neuberger
Berman AMT Partners
--------------------------------------------------------------------------------
1 Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above. Please note that you may not transfer your Contract Value to Franklin Small-Mid Cap Growth Securities, Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts, effective May 1, 2004.

2 Number of round trip transfers that can be made in any three-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

--------------------------------------------------------------------------------

      In addition to the Company's own frequent transfer procedures, managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.


      To the extent permitted by applicable law, the Company reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future. The Company expects to be contractually obligated to prohibit transfers by Owners identified by an Underlying Fund and to provide Owner transaction data to the Underlying Funds upon request. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.


      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement

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plans may invest in the Underlying Funds, the Company cannot guarantee that the
Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


      The Company does not limit or restrict transfers to or from the Rydex Subaccounts (excluding the Rydex Sector Rotation Subaccount), which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.


      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Payment of purchase payments,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits allocated to the particular Subaccount, by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.


      In addition to purchase payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date (1:00 p.m. Central time for any transaction that includes in whole or in part the Potomac Dynamic VP HY Bond Subaccount) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.


      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes

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attributable to the operation of the Subaccount, (4) the base mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.


      The base mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us no later than one hour (two hours for any transaction that includes in whole or in part the Potomac Dynamic VP HY Bond Subaccount) prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by 2:00 p.m. Central time (1:00 p.m. Central time for any transaction that includes in whole or in part the Potomac Dynamic VP HY Bond Subaccount) (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include transfers, full and partial withdrawals, death benefit payments and purchase payments. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. The cut-off time will not be extended, however, for transactions that include in whole or in part the Potomac Dynamic VP HY Bond Subaccount, and the Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Option 5 (unless the Owner has elected fixed annuity payments under Option 5). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for withdrawals in whole or in part from the Potomac Dynamic VP HY Bond Subaccount), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.


      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium tax.

      The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further

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requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.


      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from purchase payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.


      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.


      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans" and "Federal Tax Matters."

Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to

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                                       33

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replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all purchase payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Bonus Credit was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2, above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that

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person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from purchase payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

      The withdrawal charge applies to the portion of any withdrawal, consisting of purchase payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce purchase payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your purchase payments and/or Bonus Credits have been held under the Contract. Each purchase payment and/or Bonus Credit you make is considered to have a certain "age," depending on the length of time since the purchase payment and/or Bonus Credit was effective. A purchase payment is "age one" in the year beginning on the date the purchase payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                 ---------------------------------------------
                 Purchase Payment and Bonus       Withdrawal
                   Credit Age (in years)            Charge
                 ---------------------------------------------
                              1                       7%
                              2                       7%
                              3                       6%
                              4                       5%
                              5                       4%
                              6                       3%
                              7                       2%
                         8 and over                   0%
                 ---------------------------------------------

      The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of purchase payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company or an affiliate thereof. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge

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against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily base charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the base charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

        ---------------------------------------------------------------
                                                  Annual Mortality and
        Contract Value                            Expense Risk Charge
        ----------------------------------------------------------------
        Less than $25,000                                 1.10%
        At least $25,000 but less than $100,000           0.95%
        $100,000 or more                                  0.85%
        ----------------------------------------------------------------

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge is 1.25% during the Annuity Period, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.


Administration Charge -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the SBL Global and SBL Small Cap Value Subaccounts; 0.40% for the Potomac Dynamic VP HY Bond Subaccount; 0.45% for each of the Rydex Subaccounts; 0.50% for the Federated High Income Bond II, Fidelity(R) VIP Contrafund, Fidelity(R) VIP Investment-Grade Bond, Fidelity(R) VIP Growth Opportunities, RVT CLS AdvisorOne Amerigo, and RVT CLS AdvisorOne Clermont Subaccounts; 0.55% for the Fidelity(R) VIP Index 500, PIMCO VIT Real Return, PIMCO VIT Total Return and Strong Opportunity Subaccounts; and 0.60% for the AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.


Account Administration Charge -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.


Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.


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Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with total rider charges that exceed 2.00% of Contract Value.

----------------------------------------------------------
Optional Rider Expenses
(as a percentage of Contract Value)
----------------------------------------------------------
                                                 Annual
                                    Rate(1)   Rider Charge
----------------------------------------------------------
Guaranteed Minimum                    3%         0.25%
Income Benefit                        5%         0.40%
----------------------------------------------------------
Annual Stepped Up                    --          0.25%
Death Benefit
----------------------------------------------------------
Guaranteed Minimum                   --          0.55%(2)
Withdrawal Benefit
----------------------------------------------------------
                                      3%         0.40%
Extra Credit(3)                       4%         0.55%
                                      5%         0.70%
----------------------------------------------------------
Alternate Withdrawal Charge         0-Year       0.70%(4)
                                    4-Year       0.60%(4)
----------------------------------------------------------
1 Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2 The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

3 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4 If the Company issued your rider prior to October 1, 2004, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2004 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

Guarantee of Certain Charges -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.


Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.


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Annuity Period

General -- You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available only as a variable Annuity for use with the Subaccounts. (A fixed Annuity is available only under the provisions of the Guaranteed Minimum Income Benefit Rider.) Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

      The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

      Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. Once annuity payments have commenced under Annuity Option 5, an Owner also cannot change the Annuity Option but can make partial withdrawals or surrender his or her annuity for the Withdrawal Value.

      If an Owner has elected variable annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment.

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Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      Option 3 -- Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      Option 4 --
      A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% in lieu of the rate described above.

      Option 5 --Period Certain. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 6 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher

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                                       39

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assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary.

More About the Contract

Ownership -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-Natural Persons." See "Federal Tax Matters."

      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary, if a natural person, will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who, if a natural person, is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided

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                                       40

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by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your purchase payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b).
Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An

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Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company
and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses

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incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General--Non-Qualified Plans -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for

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item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

Additional Considerations --

      Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      Possible Tax Changes. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract

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to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."


      Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions

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to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


                      -----------------------------------
                              Tax Year         Amount
                      -----------------------------------
                              2006-2007        $4,000
                         2008 and thereafter   $5,000
                      -----------------------------------

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($75,000 for 2006 for a married couple filing a joint return and $50,000 for 2006 for a single taxpayer). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bear to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.

      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a


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specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another Section 403(b) plan, traditional retirement account or annuity described in Code Section 408.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Information

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights

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attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      Voting rights attributable to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.


      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.


      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.


Electronic Privileges -- If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and


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(3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.


      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems with respect to such matters involving the Company, SDI, or the Separate Account.

Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.


      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2005, 2004, and 2003, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $1,580,985.93, $1,216,916.50, and $891,205.15, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including advertising expenses, and other expenses of distributing the Contract.


      Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with

--------------------------------------------------------------------------------
                                       49

--------------------------------------------------------------------------------


their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.


      Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.


      Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives. SDI has entered into an arrangement with Vantage Securities, Inc., whereby Vantage is eligible for such payments.

      These payments may be significant, and are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract.


Performance Information


      Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.


      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and

--------------------------------------------------------------------------------
                                       50

--------------------------------------------------------------------------------

ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until August 1, 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2005 and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


Table of Contents for Statement of Additional Information

      The Statement of Additional Information contains more specific information and financial statements relating to First Security Benefit Life Insurance and Annuity Company of New York. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

EXPERTS

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       51

--------------------------------------------------------------------------------

Objectives for Underlying Funds

--------------------------------------------------------------------------------
There is no guarantee that the investment objective of any Underlying Fund will be met.
--------------------------------------------------------------------------------

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.


---------------------------------------------------------------------------------------------------------------

Underlying Fund              Share Class (if   Investment Objective           Investment Adviser
                             applicable)
---------------------------------------------------------------------------------------------------------------
AIM V.I. Capital             Series I          Growth of capital              AIM Advisors, Inc.
Appreciation Fund                                                             11 Greenway Plaza, Suite 100
                                                                              Houston, TX  77046-1173

---------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.                        Current income                 Federated Investment
Government Securities II                                                      Management Company
                                                                              Federated Investors Tower
                                                                              1001 Liberty Avenue
                                                                              Pittsburgh, PA  15222

---------------------------------------------------------------------------------------------------------------
Federated High Income        Service           High current income            Federated Investment
Bond Fund II                                                                  Management Company
                                                                              Federated Investors Tower
                                                                              1001 Liberty Avenue
                                                                              Pittsburgh, PA  15222

---------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund   Service Class 2   Long-term capital              Fidelity Management &
                                               appreciation                   Research Company
                                                                              82 Devonshire Street
                                                                              Boston, MA  02109
                                                                              (Investment Adviser)

                                                                              FMR Co., Inc.; Fidelity
                                                                              Management Research (U.K.)
                                                                              Inc.; Fidelity Management &
                                                                              Research (Far East)Inc.; and
                                                                              Fidelity Investments Japan
                                                                              Limited (Sub-advisers)

---------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth       Service Class 2   Capital growth                 Fidelity Management &
Opportunities                                                                 Research Company
                                                                              82 Devonshire Street
                                                                              Boston, MA  02109
                                                                              (Investment Adviser)

                                                                              FMR Co., Inc.; Fidelity
                                                                              Management Research (U.K.)
                                                                              Inc.; Fidelity Management &
                                                                              Research (Far East) Inc.; and
                                                                              Fidelity Investments Japan
                                                                              Limited (Sub-advisers)

---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       52

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500    Service Class 2   Investment results that        Fidelity Management &
                                               correspond to the total        Research Company
                                               return of common stocks        82 Devonshire Street
                                               publicly traded in the         Boston, MA  02109
                                               United States, as              (Investment Adviser)
                                               represented by the S&P
                                               500(R)                         FMR Co., Inc.
                                                                              (Sub-adviser)
---------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment   Service Class 2   High level of current          Fidelity Management &
Grade Bond                                     incme as is consistent with    Research Company
                                               the preservation of capital    82 Devonshire Street
                                                                              Boston, MA  02109
                                                                              (Investment Adviser)

                                                                              Fidelity Investments Money
                                                                              Management, Inc.
                                                                              One Spartan Way
                                                                              Merrimack, NH  03054
                                                                              (Sub-adviser)
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap       Class 2           Long-term capital growth       Franklin Advisers, Inc.
Growth Securities Fund                                                        One Franklin Parkway
                                                                              San Mateo, CA  94403
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT         Class I           Long-term growth of            Neuberger Berman Management Inc.
Guardian Portfolio                             capital; current income as     605 Third Avenue
                                               secondary                      New York, NY  10158
                                                                              (Investment Adviser)

                                                                              Neuberger Berman, LLC
                                                                              605 Third Avenue
                                                                              New York, NY  10158
                                                                              (Sub-adviser)
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT         Class I           Growth of capital              Neuberger Berman Management Inc.
Partners Portfolio                                                            605 Third Avenue
                                                                              New York, NY  10158
                                                                              (Investment Adviser)

                                                                              Neuberger Berman, LLC
                                                                              605 Third Avenue
                                                                              New York, NY  10158
                                                                              (Sub-adviser)
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return        Administrative    Maximum real return            Pacific Investment Management
Portfolio                                      consistent with                Company LLC
                                               preservation of real capital   840 Newport Center Drive,
                                               and prudent investment         Suite 100
                                               management                     Newport Beach, CA  92660

---------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return       Administrative    Maximum total return           Pacific Investment Management
Portfolio                                      consistent with                Company LLC
                                               preservation of capital        840 Newport Center Drive,
                                               and prudent investment         Suite 100
                                               management                     Newport Beach, CA  92660

---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       53

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
Potomac Dynamic VP HY                          To maximize total return       Rafferty Asset Management, LLC
Bond Fund                                                                     500 Fifth Avenue, Suite 415
                                                                              New York, NY  10110
                                                                              (Investment Adviser)

                                                                              Transamerica Investment
                                                                              Management, LLC
                                                                              1150 South Olive Street
                                                                              Los Angeles, CA
                                                                              (Sub-adviser)

---------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                             Long-term growth of            Rydex Investments
Amerigo Fund                                   capital without regard to      9601 Blackwell Rd., Suite 500
                                               current income                 Rockville, MD  20850
                                                                              (Investment Adviser)
                                                                              Clarke Lanzen Skalla Investment
                                                                              Firm, LLC
                                                                              4020 South 147th St.
                                                                              Omaha, NE  68137
                                                                              (Sub-adviser)

---------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                             Current income and             Rydex Investments
Clermont Fund                                  growth of capital              9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850
                                                                              (Investment Adviser)

                                                                              Clarke Lanzen Skalla Investment
                                                                              Firm, LLC
                                                                              4020 South 147th St.
                                                                              Omaha, NE  68137
                                                                              (Sub-adviser)

---------------------------------------------------------------------------------------------------------------
Rydex VT Banking Fund                          Capital appreciation           Rydex Investments
                                                                              9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                       Capital appreciation           Rydex Investments
Fund                                                                          9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                         Capital appreciation           Rydex Investments
Fund                                                                          9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Commodities Fund                      Long-term capital              Rydex Investments
                                               appreciation                   9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Consumer                              Capital appreciation           Rydex Investments
Products Fund                                                                 9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       54

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                      Investment results that        Rydex Investments
                                               correlate to the performance   9601 Blackwell Rd., Suite 500
                                               of a specific benchmark        Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                      Investment results that will   Rydex Investments
                                               match the performance of a     9601 Blackwell Rd., Suite 500
                                               specific benchmark on a        Rockville, MD  20850
                                               daily basis

---------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500                       Investment results that will   Rydex Investments
Fund                                           match the performance of a     9601 Blackwell Rd., Suite 500
                                               specific benchmark on a        Rockville, MD  20850
                                               daily basis

---------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic                               Investment results that will   Rydex Investments
Strengthing Dollar Fund                        match the performance of a     9601 Blackwell Rd., Suite 500
                                               specific benchmark on a        Rockville, MD  20850
                                               daily basis

---------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic                               Investment results that will   Rydex Investments
Weakening Dollar Fund                          match the performance of a     9601 Blackwell Rd., Suite 500
                                               specific benchmark on a        Rockville, MD  20850
                                               daily basis

---------------------------------------------------------------------------------------------------------------
Rydex VT Electronics Fund                      Capital appreciation           Rydex Investments
                                                                              9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Energy Fund                           Capital appreciation           Rydex Investments
                                                                              9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                       Capital appreciation           Rydex Investments
Fund                                                                          9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Europe Advantage                      Investment results that        Rydex Investments
Fund                                           correlate to the performance   9601 Blackwell Rd., Suite 500
                                               of a specific benchmark        Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Financial                             Capital appreciation           Rydex Investments
Services Fund                                                                 9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Government Long                       Investment results that        Rydex Investments
Bond Advantage Fund                            correspond to a benchmark      9601 Blackwell Rd., Suite 500
                                               for U.S. Government            Rockville, MD  20850
                                               securities

---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       55

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
Rydex VT Health Care Fund                      Capital appreciation           Rydex Investments
                                                                              9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Internet Fund                         Capital appreciation           Rydex Investments
                                                                              9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic                       Investment results that will   Rydex Investments
Dow Fund                                       match the performance of a     9601 Blackwell Rd., Suite 500
                                               specific benchmark on a        Rockville, MD  20850
                                               daily basis

---------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                               Total return                   Rydex Investments
Government Long Bond                                                          9601 Blackwell Rd., Suite 500
Fund                                                                          Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid Cap                       Investment results that will   Rydex Investments
Fund                                           match the performance of a     9601 Blackwell Rd., Suite 500
                                               specific benchmark             Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund                      Investment results that will   Rydex Investments
                                               match the performance of a     9601 Blackwell Rd., Suite 500
                                               specific benchmark             Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell                       Investment results that will   Rydex Investments
2000(R) Fund                                   match the performance of a     9601 Blackwell Rd., Suite 500
                                               specific benchmark             Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500                       Investment results that will   Rydex Investments
Fund                                           inversely correlate to the     9601 Blackwell Rd., Suite 500
                                               performance of the S&P 500     Rockville, MD  20850
                                               Index(TM)

---------------------------------------------------------------------------------------------------------------
Rydex VT Japan Advantage                       Investment results that        Rydex Investments
Fund                                           correlate to the performance   9601 Blackwell Rd., Suite 500
                                               of a specific benchmark        Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Growth                      Investment results that will   Rydex Investments
Fund                                           match the performance of a     9601 Blackwell Rd., Suite 500
                                               benchmark for large cap        Rockville, MD  20850
                                               growth securities

---------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap Value                       Investment results that will   Rydex Investments
Fund                                           match the performance of a     9601 Blackwell Rd., Suite 500
                                               benchmark for large cap        Rockville, MD  20850
                                               value securities

---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       56

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
Rydex VT Leisure Fund                          Capital appreciation           Rydex Investments
                                                                              9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Advantage                     Investment results that will   Rydex Investments
Fund                                           match the performance of a     9601 Blackwell Rd., Suite 500
                                               benchmark for mid-cap          Rockville, MD  20850
                                               securities

---------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Growth                        Investment results that will   Rydex Investments
Fund                                           match the performance of a     9601 Blackwell Rd., Suite 500
                                               benchmark for mid-cap growth   Rockville, MD  20850
                                               securities

---------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Value                         Investment results that will   Rydex Investments
Fund                                           match the performance of a     9601 Blackwell Rd., Suite 500
                                               benchmark for mid-cap value    Rockville, MD  20850
                                               securities

---------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                             Investment results that will   Rydex Investments
                                               match the performance of a     9601 Blackwell Rd., Suite 500
                                               specific benchmark on a        Rockville, MD  20850
                                               daily basis

---------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                              Investment results that will   Rydex Investments
                                               match the performance of a     9601 Blackwell Rd., Suite 500
                                               specific benchmark for         Rockville, MD  20850
                                               over-the-counter securities

---------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                       Capital appreciation           Rydex Investments
Fund                                                                          9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate Fund                      Capital appreciation           Rydex Investments
                                                                              9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Retailing Fund                        Capital appreciation           Rydex Investments
                                                                              9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                       Investment results that will   Rydex Investments
Advantage Fund                                 match the performance of a     9601 Blackwell Rd., Suite 500
                                               benchmark for small-cap        Rockville, MD  20850
                                               securities

---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       57

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation                       Long-term capital              Rydex Investments
Fund                                           appreciation                   9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Growth                      Investment results that will   Rydex Investments
Fund                                           match the performance of a     9601 Blackwell Rd., Suite 500
                                               benchmark for small-cap        Rockville, MD  20850
                                               growth securities

---------------------------------------------------------------------------------------------------------------
Rydex VT Small Cap Value                       Investment results that will   Rydex Investments
Fund                                           match the performance of a     9601 Blackwell Rd., Suite 500
                                               benchmark for small-cap        Rockville, MD  20850
                                               value securities

---------------------------------------------------------------------------------------------------------------
Rydex VT Technology Fund                       Capital appreciation           Rydex Investments
                                                                              9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT                                       Capital appreciation           Rydex Investments
Telecommunications Fund                                                       9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT                                       Capital appreciation           Rydex Investments
Transportation Fund                                                           9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government                       Security of principal, high    Rydex Investments
Money Market Fund                              current income, and            9601 Blackwell Rd., Suite 500
                                               liquidity                      Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
Rydex VT Utilities Fund                        Capital appreciation           Rydex Investments
                                                                              9601 Blackwell Rd., Suite 500
                                                                              Rockville, MD  20850

---------------------------------------------------------------------------------------------------------------
SBL Fund Series D                              Long-term growth of capital    Security Management Company, LLC
(SBL Global)                                                                  One Security Benefit Place
                                                                              Topeka, KS  66636
                                                                              (Investment Adviser)

                                                                              OppenheimerFunds, Inc.
                                                                              498 Seventh Avenue
                                                                              New York, NY  10018
                                                                              (Sub-adviser)

---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       58

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
SBL Fund Series Q                              Long-term capital              Security Management Company, LLC
(SBL Small Cap Value)                          appreciation                   One Security Benefit Place
                                                                              Topeka, KS  66636
                                                                              (Investment Adviser)

                                                                              Wells Capital Management Inc.
                                                                              525 Market Street
                                                                              San Francisco, CA  94105
                                                                              (Sub-adviser)

---------------------------------------------------------------------------------------------------------------
Templeton Developing         Class 2           Long-term capital              Templeton Asset Management LTD.
Markets Securities Fund                        appreciation                   7 Temasek Boulevard, #38-03
                                                                              Suntec Tower 1, Singapore  038987

---------------------------------------------------------------------------------------------------------------
Templeton Foreign            Class 2           Long-term capital growth       Templeton Investment Counsel, LLC
Securities Fund                                                               Broward Financial Center, Suite
                                                                              2100
                                                                              Fort Lauderdale, FL  33394

---------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage                          Long-term capital              Wells Capital Management Inc.
Opportunity VT Fund                            appreciation                   525 Market Street
                                                                              San Francisco, CA  94105

---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       59

--------------------------------------------------------------------------------
                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2006


                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                         70 WEST RED OAK LANE, 4TH FLOOR
                             WHITE PLAINS, NY 10604
                                 1-800-355-4570

                                MAILING ADDRESS:
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2006, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY.............................................   3
   Safekeeping of Assets....................................................   3

METHOD OF DEDUCTING THE EXCESS CHARGE.......................................   3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS.......   4
   Section 403(b)...........................................................   4
   Sections 408 and 408A....................................................   4


PERFORMANCE INFORMATION.....................................................   5

EXPERTS.....................................................................   5

FINANCIAL STATEMENTS........................................................   6



--------------------------------------------------------------------------------
                                        2

GENERAL INFORMATION AND HISTORY
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York (the "Company"), and Variable Annuity Account A (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificate form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.


DISTRIBUTION OF THE CONTRACT
Security Distributors, Inc. ("SDI"), a wholly-owned subsidiary of Security Benefit Corporation, is Principal Underwriter of the Contract. SDI is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The offering of the Contract is continuous.

Subject to arrangements with the Company, the Contract is sold by independent broker/dealers who are members of the NASD and who become licensed to sell variable annuities for the Company, and by certain financial institutions. SDI acts as principal underwriter on behalf of the Company for the distribution of the Contract. SDI receives no underwriting commissions from the Company but is reimbursed by the Company for certain expenses, including, without limitation, promotional expenses, travel expenses, and fixed salary expenses. In 2005, the Company reimbursed SDI a total of $55,595.

The compensation payable by SDI under these arrangements may vary, but is not expected to exceed in the aggregate 6.5%. The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements will vary.


METHOD OF DEDUCTING
THE EXCESS CHARGE
The base mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the base charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.


Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the base mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such monthly subacount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net adjustmentequal to:

1.   the amount of adjustment per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first adjustment following the Contract Date.

The net adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.


An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the OppenheimerFunds Global Subaccount and no Riders, the Excess Charge would be computed as follows:

---------------------------------------------------------
Mortality and Expense Risk Charge..........         0.95%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Base Charge.........................     -   0.85%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------------------


Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net adjustment amount would be as follows:



--------------------------------------------------------------------------------
                                        3

---------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date.......          $10.00
Accumulation Unit Value
   as of Reinvestment Date.................         $  9.975
                                                     -------
Gross Adjustment Per Unit..................         $  0.025
Less:  Excess Charge Per Unit..............     -   $  0.00085
                                                     ---------
Net Adjustment Per Unit....................         $  0.02415
Times:  Number of Accumulation Units.......     x         5,000
                                                    -----------
Net Adjustment Amount......................            $ 120.75
---------------------------------------------------------------

The net adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the OppenheimerFunds Global Subaccount, as follows:
$0.02415 (net adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the adjustment reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 6. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are not payable after the Annuity Start Date.


LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits. The maximum exclusion allowance (MEA) limit under Section 403(b)(2) of the Code was repealed effective in 2002.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,000. The $15,000 limit will be adjusted for inflation in $500 increments after 2006. If an individual is age 50 or over, catch up contributions can be made to a 403(b) annuity during each tax year equal to $5,000. The $5,000 limit also will be adjusted for inflation in $500 increments for tax years beginning after 2006.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit is the lesser of (i) $44,000, or (ii) 100% of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRA's under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------
        2006-2007               $4,000
   2008 and thereafter          $5,000
-------------------------- -----------------

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.


Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction

--------------------------------------------------------------------------------
                                        4
contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $44,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION
Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.


Quotations of yield for the Rydex Money Market Subaccount and the Potomac VP Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex Money Market Subaccount and the Potomac VP Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:


              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and will include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract.

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of August 1, 2002, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge. Average annual total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the level of Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the separate account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


EXPERTS
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



--------------------------------------------------------------------------------
                                        5

FINANCIAL STATEMENTS
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 3,1 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

--------------------------------------------------------------------------------
                                        6

FINANCIAL STATEMENTS

Variable Annuity Account A -
AdvisorDesigns Variable Annuity Account of
First Security Benefit Life Insurance and Annuity Company of New York Year Ended December 31, 2005

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                              Financial Statements

                          Year Ended December 31, 2005

                                    Contents

Report of Independent Registered Public Accounting Firm ....................   1

Audited Financial Statements

Statements of Net Assets ...................................................   3
Statements of Operations ...................................................  11
Statements of Changes in Net Assets ........................................  19
Notes to Financial Statements ..............................................  30

ERNST & YOUNG   Ernst & Young LLP                  Phone: (816) 474-5200
                One Kansas City Place              www.ey.com
                1200 Main Street
                Kansas City, Missouri 64105-2143

             Report of Independent Registered Public Accounting Firm

The Contract Owners
AdvisorDesigns Variable Annuity Account of
   First Security Benefit Life Insurance and
   Annuity Company of New York
      and
The Board of Directors
First Security Benefit Life Insurance and
   Annuity Company of New York

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account A of First Security Benefit Life Insurance and Annuity Company of New York (the Account), a separate account comprised of the AIM V.l. Capital Appreciation, Federated High Income Bond II, Federated Fund for U.S. Government Securities II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment Grade Bond, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, PIMCO VIT Real Return, PIMCO VIT Total Return, Potomac Dynamic VP HY Bond, Potomac VP Money Market, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Rydex VT Arktos, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities, Rydex VT Consumer Products, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Financial Services, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dynamic Dow 30, Rydex VT Inverse Mid Cap, Rydex VT Inverse Small Cap, Rydex VT Juno, Rydex VT Large Cap Europe, Rydex VT Large Cap Growth, Rydex VT Large Cap Japan, Rydex VT Large Cap Value, Rydex VT Leisure, Rydex VT Long Dynamic Dow 30, Rydex VT Medius, Rydex VT Mekros, Rydex VT Mid Cap Growth, Rydex VT Mid Cap Value, Rydex VT Nova, Rydex VT OTC, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Sector Rotation, Rydex VT Small Cap Growth, Rydex VT Small Cap Value, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Titan 500, Rydex VT Transportation, Rydex VT U.S. Government Bond, Rydex VT U.S. Government Money Market, Rydex VT Ursa, Rydex VT Utilities, Rydex VT Velocity 100, SBL Global, SBL Small Cap Value, Templeton Developing Markets Securities, Templeton Foreign Securities, and Wells Fargo Advantage Opportunity VT Subaccounts, which are available for investment by contract owners of the AdvisorDesigns Variable Annuity as of December 31, 2005, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, except for those individual

                    A Member Practice of Ernst & Young Global                  1
subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account A that are available for investment by contract owners of the AdvisorDesigns Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2005, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

February 15, 2006

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                            Statements of Net Assets

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                               Federated   Federated Fund
                                                 High         for U.S.                   Fidelity VIP
                            AIM V.I. Capital    Income       Government    Fidelity VIP     Growth
                              Appreciation      Bond II    Securities II    Contrafund   Opportunities
                               Subaccount     Subaccount     Subaccount     Subaccount    Subaccount
                            ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                 $          241.2  $   2,143.3  $        364.5  $    1,756.4  $       394.7
                            ---------------------------------------------------------------------------
Total assets                           241.2      2,143.3           364.5       1,756.4          394.7
                            ---------------------------------------------------------------------------
Net assets                  $          241.2  $   2,143.3  $        364.5  $    1,756.4  $       394.7
                            ===========================================================================

Units outstanding                     26,708      190,532          36,566       137,015         40,758

Unit value                  $           9.03  $     11.25  $         9.97  $      12.82  $        9.69

Mutual funds, at cost       $          210.3  $   2,123.1  $        367.2  $    1,552.2  $       370.5
Mutual fund shares                     9,773      278,353          32,085        57,229         22,910

                                                         Franklin
                                          Fidelity VIP  Small-Mid   Neuberger
                            Fidelity VIP   Investment   Cap Growth  Berman AMT
                             Index 500     Grade Bond   Securities   Guardian
                             Subaccount    Subaccount   Subaccount  Subaccount
                            ---------------------------------------------------
Assets:
   Mutual funds, at market
      value                 $      952.9  $      435.0  $    274.1  $    159.5
                            ---------------------------------------------------
Total assets                       952.9         435.0       274.1       159.5
                            ---------------------------------------------------
Net assets                  $      952.9  $      435.0  $    274.1  $    159.5
                            ===================================================
Units outstanding                102,137        41,403      27,086      15,674

Unit value                  $       9.33  $      10.51  $    10.12  $    10.17

Mutual funds, at cost       $      867.4  $      440.3  $    234.0  $    140.1
Mutual fund shares                 6,774        34,606      13,462       9,114

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                             Neuberger                              Potomac     Potomac
                            Berman AMT   PIMCO VIT     PIMCO VIT    Dynamic     VP Money
                             Partners   Real Return  Total Return  VP HY Bond    Market
                            Subaccount  Subaccount    Subaccount   Subaccount  Subaccount
                            --------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                 $    338.8  $     575.8  $      757.6  $    783.1  $    117.5
                            --------------------------------------------------------------
Total assets                     338.8        575.8         757.6       783.1       117.5
                            --------------------------------------------------------------
Net assets                  $    338.8  $     575.8  $      757.6  $    783.1  $    117.5
                            ==============================================================

Units outstanding               27,914       54,585        77,347      80,421      12,039

Unit value                  $    12.14  $     10.54  $       9.79  $     9.74  $     9.72

Mutual funds, at cost       $    294.4  $     587.4  $      777.0  $    783.3  $    117.5
Mutual fund shares              15,822       45,374        73,988      39,057     117,487

                             RVT CLS     RVT CLS
                            AdvisorOne  AdvisorOne   Rydex VT    Rydex VT
                              Amerigo    Clermont     Arktos     Banking
                            Subaccount  Subaccount  Subaccount  Subaccount
                            -----------------------------------------------
Assets:
   Mutual funds, at market
      value                 $  8,604.9  $  5,276.7  $     10.2  $  1,293.8
                            -----------------------------------------------
Total assets                   8,604.9     5,276.7        10.2     1,293.8
                            -----------------------------------------------
Net assets                  $  8,604.9  $  5,276.7  $     10.2  $  1,293.8
                            ===============================================

Units outstanding              681,341     494,386       1,411     107,516

Unit value                  $    12.63  $    10.67  $     7.22  $    12.03

Mutual funds, at cost       $  7,622.5  $  4,945.8  $     10.0  $  1,436.1
Mutual fund shares             247,482     179,481         474      43,578

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                Rydex VT                                   Rydex VT
                                 Basic         Rydex VT       Rydex VT     Consumer    Rydex VT
                               Materials     Biotechnology   Commodities   Products   Electronics
                               Subaccount      Subaccount    Subaccount   Subaccount  Subaccount
                             ---------------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                  $      1,524.3  $       441.2  $      343.6  $  1,627.6  $      22.2
                             ---------------------------------------------------------------------
Total assets                        1,524.3          441.2         343.6     1,627.6         22.2
                             ---------------------------------------------------------------------
Net assets                   $      1,524.3  $       441.2  $      343.6  $  1,627.6  $      22.2
                             =====================================================================

Units outstanding                   133,496         62,881        34,008     148,067        4,566

Unit value                   $        11.42  $        7.01  $      10.10  $    10.99  $      4.87

Mutual funds, at cost        $      1,601.2  $       433.0  $      342.3  $  1,618.1  $      22.1
Mutual fund shares                   54,692         20,644        15,548      51,458        1,625

                                          Rydex VT     Rydex VT
                              Rydex VT     Energy      Financial    Rydex VT
                               Energy     Services     Services   Health Care
                             Subaccount  Subaccount   Subaccount   Subaccount
                             --------------------------------------------------
Assets:
   Mutual funds, at market
      value                  $  2,348.4  $  1,785.4   $  1,780.3  $    1,964.8
                             --------------------------------------------------
Total assets                    2,348.4     1,785.4      1,780.3       1,964.8
                             --------------------------------------------------
Net assets                   $  2,348.4  $  1,785.4   $  1,780.3  $    1,964.8
                             ==================================================

Units outstanding               174,322     162,805      170,456       209,241

Unit value                   $    13.47  $    10.97   $   10.44   $       9.39

Mutual funds, at cost        $  1,924.3  $  1,489.0   $  1,724.8  $    1,767.7
Mutual fund shares               59,909      57,742       61,179        69,749

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                               Rydex VT
                                                Inverse       Rydex VT     Rydex VT
                                 Rydex VT       Dynamic        Inverse      Inverse    Rydex VT
                                 Internet        Dow 30        Mid Cap     Small Cap     Juno
                                Subaccount     Subaccount    Subaccount   Subaccount  Subaccount
                             ---------------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                  $        55.4   $          -   $         -   $     42.5  $     205.6
                             ---------------------------------------------------------------------
Total assets                          55.4              -             -         42.5        205.6
                             ---------------------------------------------------------------------
Net assets                   $        55.4   $          -   $         -   $     42.5  $     205.6
                             =====================================================================

Units outstanding                   10,098              -             -        5,508       27,435

Unit value                   $        5.49   $       8.37   $      7.52   $     7.72  $      7.49

Mutual funds, at cost        $        56.5   $          -   $         -   $     42.5  $     208.4
Mutual fund shares                   3,761              -             -        1,047        9,883

                              Rydex VT     Rydex VT     Rydex VT     Rydex VT
                              Large Cap   Large Cap    Large Cap    Large Cap
                               Europe       Growth       Japan        Value
                             Subaccount   Subaccount   Subaccount   Subaccount
                             --------------------------------------------------
Assets:
   Mutual funds, at market
      value                  $    200.7   $  2,145.5   $    332.6   $    598.4
                             --------------------------------------------------
Total assets                      200.7      2,145.5        332.6        598.4
                             --------------------------------------------------
Net assets                   $    200.7   $  2,145.5   $    332.6   $    598.4
                             ==================================================

Units outstanding                18,403      217,341       29,995       54,847

Unit value                   $    10.90   $     9.88   $    11.08   $    10.91

Mutual funds, at cost        $    197.0   $  2,157.0   $    306.7   $    587.2
Mutual fund shares                8,418       83,517        9,951       21,448

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                               Rydex VT                                        Rydex VT
                               Rydex VT      Long Dynamic      Rydex VT        Rydex VT         Mid Cap
                               Leisure          Dow 30           Medius         Mekros          Growth
                              Subaccount      Subaccount       Subaccount     Subaccount      Subaccount
                             -----------------------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                  $     1,413.2   $       857.0   $       550.1   $       111.5   $       795.0
                             ------------------------------------------------------------------------------
Total assets                       1,413.2           857.0           550.1           111.5           795.0
                             ------------------------------------------------------------------------------
Net assets                   $     1,413.2   $       857.0   $       550.1   $       111.5   $       795.0
                             ==============================================================================

Units outstanding                  176,237          88,059          38,356           9,026          70,626

Unit value                   $        8.02   $        9.73   $       14.34   $       12.35   $       11.26

Mutual funds, at cost        $     1,472.6   $       845.5   $       554.9   $       112.2   $       794.9
Mutual fund shares                  64,354          37,098          18,246           3,266          26,289

                               Rydex VT                                        Rydex VT
                                Mid Cap        Rydex VT        Rydex VT        Precious
                                 Value           Nova            OTC            Metals
                               Subaccount     Subaccount      Subaccount      Subaccount
                             -------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                  $        64.0   $    13,133.6   $       377.1   $     1,822.9
                             --------------------------------------------------------------
Total assets                          64.0        13,133.6           377.1         1,822.9
                             --------------------------------------------------------------
Net assets                   $        64.0   $    13,133.6   $       377.1   $     1,822.9
                             ==============================================================

Units outstanding                    5,513       1,579,879          46,279          94,339

Unit value                   $       11.62   $        8.31   $        8.15   $       19.32

Mutual funds, at cost        $        83.9   $    12,191.7   $       379.3   $     1,613.6
Mutual fund shares                   3,324       1,534,303          25,916         175,959

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                                               Rydex VT        Rydex VT        Rydex VT
                               Rydex VT        Rydex VT         Sector         Small Cap       Small Cap
                              Real Estate      Retailing       Rotation         Growth           Value
                              Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                             -----------------------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                  $     1,620.2   $     1,374.2   $     1,352.4   $     1,330.7   $       360.3
                             ------------------------------------------------------------------------------
Total assets                       1,620.2         1,374.2         1,352.4         1,330.7           360.3
                             ------------------------------------------------------------------------------
Net assets                   $     1,620.2   $     1,374.2   $     1,352.4   $     1,330.7   $       360.3
                             ==============================================================================

Units outstanding                  105,637         132,534         125,216         116,227          31,656

Unit value                   $       15.34   $       10.37   $       10.80   $       11.45   $       11.39

Mutual funds, at cost        $     1,579.0   $     1,295.4   $     1,308.8   $     1,366.7   $       387.2
Mutual fund shares                  40,202          49,343         106,572          46,463          14,037

                                               Rydex VT
                               Rydex VT       Telecommuni-     Rydex VT         Rydex VT
                              Technology         cation        Titan 500     Transportation
                              Subaccount       Subaccount     Subaccount       Subaccount
                             ---------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                  $       173.7   $     1,298.1   $       135.8   $      1,576.9
                             ---------------------------------------------------------------
Total assets                         173.7         1,298.1           135.8          1,576.9
                             ---------------------------------------------------------------
Net assets                   $       173.7   $     1,298.1   $       135.8   $      1,576.9
                             ===============================================================

Units outstanding                   27,869         189,042          15,812          138,529

Unit value                   $        6.24   $        6.87   $        8.59   $        11.38

Mutual funds, at cost        $       170.5   $     1,305.5   $       133.6   $      1,368.5
Mutual fund shares                  12,479          69,011           7,393           48,313

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                               Rydex VT      Rydex VT
                                  U.S.         U.S.
                              Government    Government     Rydex VT     Rydex VT      Rydex VT
                                 Bond      Money Market      Ursa       Utilities   Velocity 100
                              Subaccount    Subaccount    Subaccount   Subaccount    Subaccount
                              ------------------------------------------------------------------
Assets:
   Mutual funds, at market
      value                   $  4,363.5   $    9,192.6   $    362.4   $  1,902.2   $      172.3
                              ------------------------------------------------------------------
Total assets                     4,363.5        9,192.6        362.4      1,902.2          172.3
                              ------------------------------------------------------------------
Net assets                    $  4,363.5   $    9,192.6   $    362.4   $  1,902.2   $      172.3
                              ==================================================================
Units outstanding                388,685      1,080,518       53,556      291,931         33,545

Unit value                    $    11.23   $       8.51   $     6.77   $     6.52   $       5.14

Mutual funds, at cost         $  4,362.9   $    9,192.6   $    370.2   $  1,876.8   $      162.1
Mutual fund shares               352,467      9,192,626       70,362       99,646          7,694

                                                         Templeton
                                               SBL      Developing    Templeton
                                  SBL       Small Cap     Markets      Foreign
                                Global        Value     Securities   Securities
                              Subaccount   Subaccount   Subaccount   Subaccount
                              -------------------------------------------------
Assets:
   Mutual funds, at market
      value                   $    834.5   $    499.5   $    340.8   $    375.3
                              -------------------------------------------------
Total assets                       834.5        499.5        340.8        375.3
                              -------------------------------------------------
Net assets                    $    834.5   $    499.5   $    340.8   $    375.3
                              =================================================

Units outstanding                 64,909       26,914       16,982       35,291

Unit value                    $    12.86   $    18.56   $    20.07   $    10.63

Mutual funds, at cost         $    739.5   $    423.9   $    211.9   $    278.6
Mutual fund shares                88,773       21,670       31,269       24,026

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                Wells Fargo
                                 Advantage
                              Opportunity VT
                                Subaccount
                              --------------
Assets:
   Mutual funds, at market
      value                   $        202.2
                              --------------
Total assets                           202.2
                              --------------
Net assets                    $        202.2
                              ==============

Units outstanding                     19,041

Unit value                    $        10.62

Mutual funds, at cost         $        167.7
Mutual fund shares                     8,350

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
     First Security Benefit Life Insurance and Annuity Company of New York

                            Statements of Operations

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                         Federated     Federated
                                           AIM V.I.        High      Fund for U.S.                   Fidelity VIP
                                            Capital       Income       Government    Fidelity VIP       Growth
                                         Appreciation     Bond II    Securities II    Contrafund    Opportunities
                                          Subaccount    Subaccount     Subaccount     Subaccount      Subaccount
                                         ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $  0.1       $ 109.2        $ 10.3         $   1.1         $  0.7
   Expenses:
      Mortality and expense risk fee          (1.6)         (9.0)         (2.7)           (9.2)          (1.6)
      Administrative fee                      (1.1)         (5.5)         (1.8)           (5.6)          (1.0)
                                         ------------------------------------------------------------------------
Net investment income (loss)                  (2.6)         94.7           5.8           (13.7)          (1.9)

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions               --            --            --             0.2             --
      Realized capital gain (loss)
        on sales of fund shares                3.9         (49.2)         (0.8)           63.7            0.5
      Change in unrealized
        appreciation/depreciation on
        investments during the period         16.8         (23.9)         (4.0)          141.0           15.9
                                         ------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                  20.7         (73.1)         (4.8)          204.9           16.4
                                         ------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations          $ 18.1       $  21.6        $  1.0         $ 191.2         $ 14.5
                                         ========================================================================

                                                                        Franklin
                                                        Fidelity VIP    Small-Mid    Neuberger
                                         Fidelity VIP    Investment    Cap Growth   Berman AMT
                                           Index 500     Grade Bond    Securities    Guardian
                                          Subaccount     Subaccount    Subaccount   Subaccount
                                         -----------------------------------------------------
Net investment income (loss):
   Dividend distributions                   $ 17.7       $  16.6         $   --       $  0.2
   Expenses:
      Mortality and expense risk fee          (9.0)         (4.2)          (2.2)        (1.3)
      Administrative fee                      (6.0)         (2.5)          (1.7)        (0.9)
                                         -----------------------------------------------------
Net investment income (loss)                   2.7           9.9           (3.9)        (2.0)

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions               --          10.5             --           --
      Realized capital gain (loss)
        on sales of fund shares               64.4          (5.1)           0.6          5.2
      Change in unrealized
        appreciation/depreciation on
        investments during the period        (16.0)        (13.2)           8.0          9.7
                                         -----------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                  48.4          (7.8)           8.6         14.9
                                         -----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations          $ 51.1       $   2.1         $  4.7       $ 12.9
                                         =====================================================

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
     First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                          Neuberger                                   Potomac       Potomac
                                         Berman AMT    PIMCO VIT      PIMCO VIT       Dynamic       VP Money
                                          Partners    Real Return   Total Return    VP HY Bond       Market
                                         Subaccount    Subaccount    Subaccount    Subaccount**   Subaccount*
                                         --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $  3.9       $  15.8       $  22.5         $  9.7        $  7.6
   Expenses:
      Mortality and expense risk fee         (2.6)         (4.8)         (5.4)          (3.4)         (3.4)
      Administrative fee                     (1.9)         (3.0)         (3.6)          (1.6)         (1.7)
                                         --------------------------------------------------------------------
Net investment income (loss)                 (0.6)          8.0          13.5            4.7           2.5

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions             0.1           6.3          13.9             --            --
      Realized capital gain (loss)
        on sales of fund shares              31.4         (10.5)         (3.4)          (1.2)           --
      Change in unrealized
        appreciation/depreciation on
        investments during the period        17.3         (13.7)        (20.4)          (0.2)           --
                                         --------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                 48.8         (17.9)         (9.9)          (1.4)           --
                                         --------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations         $ 48.2       $  (9.9)      $   3.6         $  3.3        $  2.5
                                         ====================================================================

                                           RVT CLS      RVT CLS
                                         AdvisorOne   AdvisorOne    Rydex VT     Rydex VT
                                           Amerigo     Clermont       Arktos      Banking
                                         Subaccount   Subaccount   Subaccount   Subaccount
                                         -------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $   9.3      $  28.2      $    --      $  19.8
   Expenses:
      Mortality and expense risk fee        (52.4)       (37.8)        (0.4)       (12.9)
      Administrative fee                    (31.1)       (22.4)        (0.2)        (6.9)
                                         -------------------------------------------------
Net investment income (loss)                (74.2)       (32.0)        (0.6)          --

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions            74.0         16.0           --        202.8
      Realized capital gain (loss)
        on sales of fund shares              80.4         67.2        (23.5)       (25.9)
      Change in unrealized
        appreciation/depreciation on
        investments during the period       468.2         76.4          0.2      ( 256.2)
                                         -------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                622.6        159.6        (23.3)       (79.3)
                                         -------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        $ 548.4      $ 127.6      $ (23.9)     $ (79.3)
                                         =================================================

*     For the period from January 26, 2005 (inception date) to November 15,
      2005.

**    For the period from January 26, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
     First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                          Rydex VT                                     Rydex VT
                                            Basic        Rydex VT       Rydex VT       Consumer      Rydex VT
                                          Materials   Biotechnology    Commodities     Products    Electronics
                                         Subaccount     Subaccount    Subaccount***   Subaccount    Subaccount
                                         ---------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $    6.8       $   --          $  1.0        $    7.9      $    --
   Expenses:
      Mortality and expense risk fee         (16.1)        (1.0)           (0.3)          (14.9)        (0.4)
      Administrative fee                      (8.7)        (0.6)           (0.1)           (8.0)        (0.2)
                                         ---------------------------------------------------------------------
Net investment income (loss)                 (18.0)        (1.6)            0.6           (15.0)        (0.6)

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions            282.1           --              --            47.8           --
      Realized capital gain (loss)
        on sales of fund shares               40.8         (0.3)             --            50.4        (15.3)
      Change in unrealized
        appreciation/depreciation on
        investments during the period       (306.4)         8.1             1.3          (110.1)        (0.3)
                                         ---------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                  16.5          7.8             1.3           (11.9)       (15.6)
                                         ---------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        $   (1.5)      $  6.2          $  1.9        $  (26.9)     $ (16.2)
                                         =====================================================================

                                                       Rydex VT     Rydex VT
                                          Rydex VT      Energy      Financial     Rydex VT
                                           Energy      Services     Services    Health Care
                                         Subaccount   Subaccount   Subaccount    Subaccount
                                         --------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $   0.4      $    --      $   12.8      $    --
   Expenses:
      Mortality and expense risk fee        (20.4)       (13.2)        (14.3)       (15.0)
      Administrative fee                    (11.0)        (7.1)         (7.7)        (8.1)
                                         --------------------------------------------------
Net investment income (loss)                (31.0)       (20.3)         (9.2)       (23.1)

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions           124.2           --         103.4           --
      Realized capital gain (loss)
        on sales of fund shares             394.1        225.9          54.7         70.3
      Change in unrealized
        appreciation/depreciation on
        investments during the period       252.7        286.9        (147.6)       108.3
                                         --------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                771.0        512.8          10.5        178.6
                                         --------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        $ 740.0      $ 492.5      $    1.3      $ 155.5
                                         ==================================================

*** For the period from November 15, 2005 (inception date) to December 31, 2005.

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
     First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                       Rydex VT
                                                        Inverse     Rydex VT     Rydex VT
                                          Rydex VT      Dynamic      Inverse      Inverse     Rydex VT
                                          Internet      Dow 30       Mid Cap     Small Cap      Juno
                                         Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                         --------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $     --     $    --       $   --       $   --      $    --
   Expenses:
      Mortality and expense risk fee          (3.0)       (0.1)        (0.1)        (0.2)        (3.6)
      Administrative fee                      (1.6)       (0.1)        (0.1)        (0.1)        (2.0)
                                         --------------------------------------------------------------
Net investment income (loss)                  (4.6)       (0.2)        (0.2)        (0.3)        (5.6)

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions              0.6          --           --           --           --
      Realized capital gain (loss)
        on sales of fund shares              (65.2)      (20.2)        (7.1)        (1.1)       (54.8)
      Change in unrealized
        appreciation/depreciation on
        investments during the period       (240.4)         --           --           --          3.2
                                         --------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                (305.0)      (20.2)        (7.1)        (1.1)       (51.6)
                                         --------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        $ (309.6)    $ (20.4)      $ (7.3)      $ (1.4)     $ (57.2)
                                         ==============================================================

                                          Rydex VT     Rydex VT     Rydex VT     Rydex VT
                                          Large Cap    Large Cap    Large Cap    Large Cap
                                           Europe       Growth        Japan        Value
                                         Subaccount   Subaccount   Subaccount   Subaccount
                                         -------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $   0.7      $   1.6       $   --       $  3.2
   Expenses:
      Mortality and expense risk fee         (2.7)        (8.2)        (1.2)        (4.6)
      Administrative fee                     (1.4)        (4.5)        (0.7)        (2.4)
                                         -------------------------------------------------
Net investment income (loss)                 (3.4)       (11.1)        (1.9)        (3.8)

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions             1.1         39.7           --         14.2
      Realized capital gain (loss)
        on sales of fund shares             (25.4)       (13.7)        13.9         46.6
      Change in unrealized
        appreciation/depreciation on
        investments during the period        24.9        (14.5)        23.8          8.7
                                         -------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                  0.6         11.5         37.7         69.5
                                         -------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        $  (2.8)     $   0.4       $ 35.8       $ 65.7
                                         =================================================

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
     First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                        Rydex VT                                Rydex VT
                                          Rydex VT    Long Dynamic    Rydex VT     Rydex VT      Mid Cap
                                           Leisure       Dow 30        Medius        Mekros      Growth
                                         Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                                         ----------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $     --       $  8.9       $    --      $   2.0      $    --
   Expenses:
      Mortality and expense risk fee         (15.9)        (2.8)         (2.9)        (1.9)        (1.1)
      Administrative fee                      (8.7)        (1.5)         (1.7)        (1.1)        (0.7)
                                         ----------------------------------------------------------------
Net investment income (loss)                 (24.6)         4.6          (4.6)        (1.0)        (1.8)

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions            168.0         13.5           0.9           --           --
      Realized capital gain (loss)
        on sales of fund shares               64.5         (5.1)         90.7         12.1         20.6
      Change in unrealized
        appreciation/depreciation on
        investments during the period       (344.3)        12.1         (17.4)       (22.4)       (17.6)
                                         ----------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                (111.8)        20.5          74.2        (10.3)         3.0
                                         ----------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        $ (136.4)      $ 25.1       $  69.6      $ (11.3)     $   1.2
                                         ================================================================

                                          Rydex VT                               Rydex VT
                                           Mid Cap     Rydex VT     Rydex VT     Precious
                                            Value        Nova          OTC        Metals
                                         Subaccount   Subaccount   Subaccount   Subaccount
                                         -------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $   0.4      $   36.5     $    --      $     --
   Expenses:
      Mortality and expense risk fee         (0.8)        (91.8)       (4.6)         (6.4)
      Administrative fee                     (0.5)        (49.7)       (2.5)         (3.5)
                                         -------------------------------------------------
Net investment income (loss)                 (0.9)       (105.0)       (7.1)         (9.9)

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions            21.9            --          --            --
      Realized capital gain (loss)
        on sales of fund shares               6.2         398.0        14.1        (155.8)
      Change in unrealized
        appreciation/depreciation on
        investments during the period       (18.3)        169.5       (34.9)        321.0
                                         -------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                  9.8         567.5       (20.8)        165.2
                                         -------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        $   8.9      $  462.5     $ (27.9)     $  155.3
                                         =================================================

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                                  Rydex VT    Rydex VT    Rydex VT
                                          Rydex VT    Rydex VT     Sector     Small Cap   Small Cap
                                        Real Estate   Retailing   Rotation     Growth       Value
                                         Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                                        -----------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $   21.8     $    --    $    --     $     --    $     --
   Expenses:
      Mortality and expense risk fee          (9.7)      (14.4)      (2.5)        (6.2)       (6.4)
      Administrative fee                      (5.3)       (7.8)      (1.4)        (3.3)       (3.4)
                                        -----------------------------------------------------------
Net investment income (loss)                   6.8       (22.2)      (3.9)        (9.5)       (9.8)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions               --        17.4         --         60.4        89.3
      Realized capital gain (loss) on
         sales of fund shares                 10.3        55.1        3.4         42.4       (75.1)
      Change in unrealized
         appreciation/depreciation on
         investments during the period        27.2       (10.4)      30.8        (80.5)      (49.9)
                                        -----------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 37.5        62.1       34.2         22.3       (35.7)
                                        -----------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations              $   44.3     $  39.9    $  30.3     $   12.8    $  (45.5)
                                        ===========================================================

                                                      Rydex VT
                                         Rydex VT   Telecommunic-   Rydex VT      Rydex VT
                                        Technology      ations      Titan 500  Transportation
                                        Subaccount    Subaccount   Subaccount    Subaccount
                                        -----------------------------------------------------
Net investment income (loss):
   Dividend distributions                $     --     $       --    $    --      $       --
   Expenses:
      Mortality and expense risk fee         (0.7)         (13.0)       (0.5)         (13.7)
      Administrative fee                     (0.4)          (7.0)       (0.3)          (7.4)
                                        -----------------------------------------------------
Net investment income (loss)                 (1.1)         (20.0)       (0.8)         (21.1)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions              --          139.1         1.7           59.4
      Realized capital gain (loss) on
         sales of fund shares                (1.3)          30.0       (25.8)          32.8
      Change in unrealized
         appreciation/depreciation on
         investments during the period        2.6         (165.1)        0.9          (43.0)
                                        -----------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 1.3            4.0       (23.2)          49.2
                                        -----------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations             $    0.2     $    (16.0)   $  (24.0)    $     28.1
                                        =====================================================

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                         Rydex VT     Rydex VT
                                           U.S.         U.S.
                                        Government   Government    Rydex VT    Rydex VT     Rydex VT
                                           Bond     Money Market     Ursa      Utilities  Velocity 100
                                        Subaccount   Subaccount   Subaccount  Subaccount   Subaccount
                                        --------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $  151.1    $    213.6    $     --    $    9.3    $       --
   Expenses:
      Mortality and expense risk fee        (39.3)        (93.8)       (3.9)       (9.8)         (1.1)
      Administrative fee                    (21.3)        (51.1)       (2.0)       (5.3)         (0.6)
                                        --------------------------------------------------------------
Net investment income (loss)                 90.5          68.7        (5.9)       (5.8)         (1.7)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               --            --          --          --            --
     Realized capital gain (loss)
        on sales of fund shares             383.2            --        (5.8)       57.8           1.1
     Change in unrealized
         appreciation/depreciation
         on investments during the
         period                            (158.7)           --        10.1       (17.3)         (5.6)
                                        --------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               224.5            --         4.3        40.5          (4.5)
                                        --------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations      $  315.0    $     68.7   $    (1.6)   $   34.7    $     (6.2)
                                        ==============================================================

                                                                 Templeton
                                                       SBL      Developing   Templeton
                                           SBL      Small Cap    Markets      Foreign
                                          Global      Value     Securities  Securities
                                        Subaccount  Subaccount  Subaccount  Subaccount
                                        ----------------------------------------------
Net investment income (loss):
   Dividend distributions                $     --    $     --    $    3.9    $    4.3
   Expenses:
      Mortality and expense risk fee         (3.7)       (2.8)       (2.1)       (3.2)
      Administrative fee                     (1.2)       (0.8)       (1.8)       (2.3)
                                        ----------------------------------------------
Net investment income (loss)                 (4.9)       (3.6)         --        (1.2)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               --          --          --          --
     Realized capital gain (loss)
        on sales of fund shares              17.1         2.7         5.3        11.0
     Change in unrealized
         appreciation/depreciation
         on investments during the
         period                              56.6        38.4        65.4        21.6
                                        ----------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                73.7        41.1        70.7        32.6
                                        ----------------------------------------------
Net increase (decrease) in net
   assets resulting from operations      $   68.8    $   37.5    $   70.7    $   31.4
                                        ==============================================

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                                    Wells Fargo
                                                                     Advantage
                                                                    Opportunity
                                                                         VT
                                                                     Subaccount
                                                                    -----------
Net investment income (loss):
   Dividend distributions                                            $       --
   Expenses:
      Mortality and expense risk fee                                       (1.5)
      Administrative fee                                                   (1.0)
                                                                    -----------
Net investment income (loss)                                               (2.5)

Net realized and unrealized capital gain (loss) on investments:
      Capital gains distributions                                            --
      Realized capital gain (loss) on sales of fund shares                  7.8
      Change in unrealized appreciation/depreciation on
         investments during the period                                      6.1
                                                                    -----------
Net realized and unrealized capital gain (loss) on
   investments                                                             13.9
                                                                    -----------
Net increase (decrease) in net assets resulting from
   operations                                                        $     11.4
                                                                    ===========

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                       Statements of Changes in Net Assets

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                  Federated          Federated
                                                 AIM V.I.            High          Fund for U.S.
                                                  Capital           Income          Government
                                               Appreciation        Bond II         Securities II
                                                Subaccount        Subaccount        Subaccount
                                               2005    2004     2005      2004     2005    2004
                                              ---------------------------------------------------
Increase (decrease) in  net assets:
  From operations:
    Net investment income (loss)              $ (2.6) $ (2.0) $   94.7  $   44.0  $  5.8  $  7.1
    Capital gains distributions                   --      --        --        --      --     1.2
    Realized capital gain (loss) on
      sales of fund shares                       3.9     3.6     (49.2)     (3.7)   (0.8)   (6.4)
    Change in unrealized appreciation/
      depreciation on investments during
      the period                                16.8     3.6     (23.9)     19.0    (4.0)    0.9
                                              ---------------------------------------------------
  Net increase (decrease) in net assets
    from operations                             18.1     5.2      21.6      59.3     1.0     2.8

  From contractholder transactions:
    Variable annuity deposits                   25.6    41.6      85.7      28.8    27.4    80.0
    Contractholder maintenance charges          (0.9)   (0.6)     (9.3)     (4.8)   (2.5)   (1.5)
    Terminations and withdrawals                (3.7)   (1.2)    (67.2)    (36.4)  (10.0)   (4.1)
    Transfers between subaccounts, net          61.8    (1.6)  1,014.5     356.3   129.2   (18.7)
                                              ---------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions            82.8    38.2   1,023.7     343.9   144.1    55.7
                                              ---------------------------------------------------
Net increase (decrease) in net assets          100.9    43.4   1,045.3     403.2   145.1    58.5
Net assets at beginning of period              140.3    96.9   1,098.0     694.8   219.4   160.9
                                              ---------------------------------------------------
Net assets at end of period                   $241.2  $140.3  $2,143.3  $1,098.0  $364.5  $219.4
                                              ===================================================


                                                                 Fidelity VIP
                                                Fidelity VIP        Growth         Fidelity VIP
                                                 Contrafund      Opportunities       Index 500
                                                 Subaccount       Subaccount        Subaccount
                                                2005     2004    2005    2004     2005      2004
                                              -----------------------------------------------------
Increase (decrease) in  net assets:
  From operations:
    Net investment income (loss)              $  (13.7) $ (3.7) $ (1.9) $ (1.1) $    2.7  $   (5.6)
    Capital gains distributions                    0.2      --      --      --        --        --
    Realized capital gain (loss) on
      sales of fund shares                        63.7     4.2     0.5      --      64.4      10.0
    Change in unrealized appreciation/
      depreciation on investments during
      the period                                 141.0    62.0    15.9     6.2     (16.0)     91.7
                                              -----------------------------------------------------
  Net increase (decrease) in net assets
    from operations                              191.2    62.5    14.5     5.1      51.1      96.1

  From contractholder transactions:
    Variable annuity deposits                     54.5    84.2    11.8    90.0      53.9     337.3
    Contractholder maintenance charges           (10.9)   (1.7)   (1.1)   (0.2)     (4.9)     (3.2)
    Terminations and withdrawals                 (29.3)   (9.7)   (2.6)   (1.2)     (6.1)    (85.7)
    Transfers between subaccounts, net           786.9   589.4   259.5     2.4    (267.7)    492.3
                                              -----------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions             801.2   662.2   267.6    91.0    (224.8)    740.7
                                              -----------------------------------------------------
Net increase (decrease) in net assets            992.4   724.7   282.1    96.1    (173.7)    836.8
Net assets at beginning of period                764.0    39.3   112.6    16.5   1,126.6     289.8
                                              -----------------------------------------------------
Net assets at end of period                   $1,756.4  $764.0  $394.7  $112.6  $  952.9  $1,126.6
                                              =====================================================

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                   Franklin
                                               Fidelity VIP        Small-Mid         Neuberger
                                                Investment        Cap Growth        Berman AMT
                                                Grade Bond        Securities         Guardian
                                                Subaccount        Subaccount        Subaccount
                                               2005    2004     2005      2004     2005    2004
                                              ---------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)              $  9.9  $  4.5  $   (3.9) $   (4.4) $ (2.0) $ (1.1)
    Capital gains distributions                 10.5     7.1        --        --      --      --
    Realized capital gain (loss) on
      sales of fund shares                      (5.1)   (4.7)      0.6       4.2     5.2     7.9
    Change in unrealized appreciation/
      depreciation on investments during
      the period                               (13.2)    5.1       8.0      24.1     9.7     3.5
                                              ---------------------------------------------------
  Net increase (decrease) in net assets
    from operations                              2.1    12.0       4.7      23.9    12.9    10.3

  From contractholder transactions:
    Variable annuity deposits                   58.8    60.9        --      15.6    23.3   135.5
    Contractholder maintenance charges          (3.1)   (2.2)     (2.1)     (2.1)   (0.9)   (0.4)
    Terminations and withdrawals               (31.3)  (29.0)     (2.6)     (1.3)   (5.4)   (1.0)
    Transfers between subaccounts, net         (97.7)  289.0     (29.9)    (44.3)   22.5  (130.9)
                                              ---------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions           (73.3)  318.7     (34.6)    (32.1)   39.5     3.2
                                              ---------------------------------------------------
Net increase (decrease) in net assets          (71.2)  330.7     (29.9)     (8.2)   52.4    13.5
Net assets at beginning of period              506.2   175.5     304.0     312.2   107.1    93.6
                                              ---------------------------------------------------
Net assets at end of period                   $435.0  $506.2  $  274.1  $  304.0  $159.5  $107.1
                                              ===================================================


                                                  Neuberger
                                                 Berman AMT        PIMCO VIT         PIMCO VIT
                                                  Partners        Real Return      Total Return
                                                 Subaccount       Subaccount        Subaccount
                                                2005     2004    2005    2004     2005      2004
                                              -----------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)              $   (0.6) $ (2.1) $  8.0  $ (0.9) $   13.5  $    1.8
    Capital gains distributions                    0.1      --     6.3    11.1      13.9       6.6
    Realized capital gain (loss) on
      sales of fund shares                        31.4     5.8   (10.5)     --      (3.4)      5.6
    Change in unrealized appreciation/
      depreciation on investments during
      the period                                  17.3    19.7   (13.7)    1.7     (20.4)      0.9
                                              -----------------------------------------------------
  Net increase (decrease) in net assets
    from operations                               48.2    23.4    (9.9)   11.9       3.6      14.9

  From contractholder transactions:
    Variable annuity deposits                      9.6    69.0   144.8   143.0      76.0     449.9
    Contractholder maintenance charges            (2.4)   (1.0)   (4.7)   (1.9)     (4.9)     (2.5)
    Terminations and withdrawals                 (12.9)   (2.7)   (7.2)   (1.2)    (10.2)     (3.0)
    Transfers between subaccounts, net           120.8     0.6    94.5    98.4     261.6    (376.9)
                                              -----------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions             115.1    65.9   227.4   238.3     322.5      67.5
                                              -----------------------------------------------------
Net increase (decrease) in net assets            163.3    89.3   217.5   250.2     326.1      82.4
Net assets at beginning of period                175.5    86.2   358.3   108.1     431.5     349.1
                                              -----------------------------------------------------
Net assets at end of period                   $  338.8  $175.5  $575.8  $358.3  $  757.6  $  431.5
                                              =====================================================

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                Potomac     Potomac         RVT CLS
                                                Dynamic    VP Money       AdvisorOne
                                              VP HY Bond    Market          Amerigo
                                              Subaccount  Subaccount      Subaccount
                                                2005**       2005*      2005      2004
                                              -------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)              $      4.7  $      2.5  $  (74.2) $  (40.4)
    Capital gains distributions                       --          --      74.0        --
    Realized capital gain (loss) on
      sales of fund shares                          (1.2)         --      80.4      50.6
    Change in unrealized appreciation/
    depreciation on investments during
      the period                                    (0.2)         --     468.2     408.1
                                              -------------------------------------------
  Net increase (decrease) in net assets
    from operations                                  3.3         2.5     548.4     418.3

  From contractholder transactions:
    Variable annuity deposits                      311.3     2,234.5     155.7     194.2
    Contractholder maintenance charges              (2.9)       (1.6)    (58.4)    (24.0)
    Terminations and withdrawals                  (119.6)     (104.8)   (404.0)   (273.6)
    Transfers between subaccounts, net             591.0    (2,013.1)  3,817.8   2,775.6
                                              -------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions               779.8       115.0   3,511.1   2,672.2
                                              -------------------------------------------
Net increase (decrease) in net assets              783.1       117.5   4,059.5   3,090.5
Net assets at beginning of period                     --          --   4,545.4   1,454.9
                                              -------------------------------------------
Net assets at end of period                   $    783.1  $    117.5  $8,604.9  $4,545.4
                                              ===========================================

                                                   RVT CLS
                                                  AdvisorOne          Rydex VT           Rydex VT
                                                   Clermont            Arktos             Banking
                                                  Subaccount         Subaccount         Subaccount
                                                2005      2004     2005     2004      2005      2004
                                              ---------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)              $  (32.0) $  (26.2) $ (0.6) $  (32.6) $     --  $   (6.2)
    Capital gains distributions                   16.0        --      --        --     202.8      28.1
    Realized capital gain (loss) on
      sales of fund shares                        67.2      23.3   (23.5)   (393.1)    (25.9)     11.3
    Change in unrealized appreciation/
    depreciation on investments during
      the period                                  76.4     189.5     0.2     132.5    (256.2)    112.0
                                              ---------------------------------------------------------
  Net increase (decrease) in net assets
    from operations                              127.6     186.6   (23.9)   (293.2)    (79.3)    145.2

  From contractholder transactions:
    Variable annuity deposits                     72.8      19.7     1.5       0.8     200.7     143.1
    Contractholder maintenance charges           (34.9)    (18.5)   (0.2)    (25.5)    (17.9)     (9.1)
    Terminations and withdrawals                (491.7)   (394.3)   (3.5)   (353.9)   (199.8)    (59.9)
    Transfers between subaccounts, net         1,210.5   3,497.1    33.0    (755.3)   (361.4)  1,493.5
                                              ---------------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions             756.7   3,104.0    30.8  (1,133.9)   (378.4)  1,567.6
                                              ---------------------------------------------------------
Net increase (decrease) in net assets            884.3   3,290.6     6.9  (1,427.1)   (457.7)  1,712.8
Net assets at beginning of period              4,392.4   1,101.8     3.3   1,430.4   1,751.5      38.7
                                              ---------------------------------------------------------
Net assets at end of period                   $5,276.7  $4,392.4  $ 10.2  $    3.3  $1,293.8  $1,751.5
                                              =========================================================

*     For the period from January 26, 2005 (inception date) to November 15,
      2005.

**    For the period from January 26, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                   Rydex VT
                                                    Basic               Rydex VT          Rydex VT
                                                  Materials          Biotechnology      Commodities
                                                  Subaccount           Subaccount        Subaccount
                                               2005       2004        2005     2004       2005***
                                             ------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)             $  (18.0) $  (10.9)   $   (1.6) $   (2.7)   $     0.6
    Capital gains distributions                 282.1      30.5          --        --           --
    Realized capital gain (loss) on
      sales of fund shares                       40.8      15.8        (0.3)   (181.5)          --
    Change in unrealized appreciation/
      depreciation on investments during
      the period                               (306.4)    225.0         8.1       0.1          1.3
                                             ------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                       (1.5)    260.4         6.2    (184.1)         1.9

  From contractholder transactions:
    Variable annuity deposits                   245.5     171.0        57.6      22.9           --
    Contractholder maintenance charges          (22.2)    (10.7)       (1.1)     (2.6)        (0.3)
    Terminations and withdrawals               (250.0)    (87.9)       (3.5)    (17.3)        (1.2)
    Transfers between subaccounts, net         (627.8)  1,692.2       358.6     201.8        343.2
                                             ------------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions           (654.5)  1,764.6       411.6     204.8        341.7
                                             ------------------------------------------------------
Net increase (decrease) in net assets          (656.0)  2,025.0       417.8      20.7        343.6
Net assets at beginning of period             2,180.3     155.3        23.4       2.7          --
                                             ------------------------------------------------------
Net assets at end of period                  $1,524.3  $2,180.3    $  441.2  $   23.4    $   343.6
                                             ======================================================

                                                  Rydex VT
                                                  Consumer               Rydex VT              Rydex VT
                                                  Products             Electronics              Energy
                                                 Subaccount             Subaccount            Subaccount
                                               2005      2004        2005      2004         2005      2004
                                             ----------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)             $  (15.0) $  (10.2)   $   (0.6) $   (0.3)   $   (31.0) $  (11.3)
    Capital gains distributions                  47.8      12.8          --        --        124.2       0.5
    Realized capital gain (loss) on
      sales of fund shares                      50.4     (41.3)      (15.3)      3.7        394.1       9.8
    Change in unrealized appreciation/
      depreciation on investments during
      the period                               (110.1)    116.3        (0.3)      4.3        252.7     169.5
                                             ----------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                      (26.9)     77.6       (16.2)      7.7        740.0     168.5

  From contractholder transactions:
    Variable annuity deposits                   211.4     159.1          --       9.9        386.5     152.4
    Contractholder maintenance charges          (19.9)     (9.3)       (0.4)     (0.2)       (27.3)    (10.4)
    Terminations and withdrawals               (208.9)    (57.3)       (3.0)     (1.0)      (293.4)    (89.9)
    Transfers between subaccounts, net          (99.2)  1,561.2        13.0     (85.6)      (606.1)  1,787.0
                                             ----------------------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions           (116.6)  1,653.7         9.6     (76.9)      (540.3)  1,839.1
                                             ----------------------------------------------------------------
Net increase (decrease) in net assets          (143.5)  1,731.3        (6.6)    (69.2)       199.7   2,007.6
Net assets at beginning of period             1,771.1      39.8        28.8      98.0      2,148.7     141.1
                                             ----------------------------------------------------------------
Net assets at end of period                  $1,627.6  $1,771.1    $   22.2  $   28.8    $ 2,348.4  $2,148.7
                                             ================================================================

***   For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                   Rydex VT             Rydex VT
                                                    Energy             Financial              Rydex VT
                                                   Services             Services             Health Care
                                                  Subaccount           Subaccount            Subaccount
                                               2005      2004        2005      2004        2005       2004
                                             ----------------------------------------------------------------
Increase (decrease) in  net assets:
  From operations:
    Net investment income (loss)             $  (20.3) $   (0.9)   $   (9.2) $   (7.9)   $   (23.1) $   (9.2)
    Capital gains distributions                    --        --       103.4        --           --      11.7
    Realized capital gain (loss) on
      sales of fund shares                      225.9       5.6        54.7       1.6         70.3     (66.6)
    Change in unrealized appreciation/
      depreciation on investments during
      the period                                286.9       9.6      (147.6)    200.4        108.3      85.0
                                             ----------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                      492.5      14.3         1.3     194.1        155.5      20.9

  From contractholder transactions:
    Variable annuity deposits                   139.1      13.3       179.4     152.5        427.2     142.4
    Contractholder maintenance charges          (17.9)     (0.6)      (19.9)     (9.8)       (19.8)     (8.5)
    Terminations and withdrawals               (178.1)     (4.1)     (222.5)    (59.9)      (210.9)    (50.2)
    Transfers between subaccounts, net        1,120.9     200.5      (291.0)  1,788.0        (76.7)  1,381.2
                                             ----------------------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions          1,064.0     209.1      (354.0)  1,870.8        119.8   1,464.9
                                             ----------------------------------------------------------------
Net increase (decrease) in net assets         1,556.5     223.4      (352.7)  2,064.9        275.3   1,485.8
Net assets at beginning of period               228.9       5.5     2,133.0      68.1      1,689.5     203.7
                                             ----------------------------------------------------------------
Net assets at end of period                  $1,785.4  $  228.9    $1,780.3  $2,133.0    $ 1,964.8  $1,689.5
                                             ================================================================

                                                                       Rydex VT
                                                                        Inverse              Rydex VT
                                                  Rydex VT              Dynamic              Inverse
                                                  Internet              Dow 30               Mid Cap
                                                 Subaccount            Subaccount           Subaccount
                                                2005       2004       2005    2004****    2005   2004****
                                             -------------------------------------------------------------
Increase (decrease) in  net assets:
  From operations:
    Net investment income (loss)             $    (4.6) $  (10.4)   $ (0.2)  $     --    $ (0.2) $     --
    Capital gains distributions                    0.6        --        --         --        --        --
    Realized capital gain (loss) on
      sales of fund shares                       (65.2)    (82.6)    (20.2)      (0.2)     (7.1)     (1.3)
    Change in unrealized appreciation/
      depreciation on investments during
      the period                                (240.4)    237.6        --         --        --        --
                                             -------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations                             (309.6)    144.6     (20.4)      (0.2)     (7.3)     (1.3)

  From contractholder transactions:
    Variable annuity deposits                     99.5     175.3       2.0         --        --        --
    Contractholder maintenance charges            (4.3)    (10.3)     (0.2)        --        --        --
    Terminations and withdrawals                 (75.1)    (62.5)     (0.3)        --      (0.2)       --
    Transfers between subaccounts, net        (1,833.1)  1,904.4      11.9        7.2       7.5       1.3
                                             -------------------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions          (1,813.0)  2,006.9      13.4        7.2       7.3       1.3
                                             -------------------------------------------------------------
Net increase (decrease) in net assets         (2,122.6)  2,151.5      (7.0)       7.0       7.3        --
Net assets at beginning of period              2,178.0      26.5       7.0         --        --        --
                                             -------------------------------------------------------------
Net assets at end of period                  $    55.4  $2,178.0    $   --   $    7.0    $   --  $     --
                                             =============================================================

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                   Rydex VT                                   Rydex VT
                                                   Inverse               Rydex VT             Large Cap
                                                  Small Cap                Juno                Europe
                                                  Subaccount            Subaccount           Subaccount
                                                2005    2004****     2005       2004       2005      2004
                                              ---------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)              $  (0.3)  $  (0.2)   $  (5.6)   $  (3.5)  $   (3.4)  $    48.5
    Capital gains distributions                    --        --         --        1.9        1.1         1.8
    Realized capital gain (loss) on
      sales of fund shares                       (1.1)     (4.7)     (54.8)     (35.5)     (25.4)       20.4
    Change in unrealized appreciation/
      depreciation on investments
      during the period                            --        --        3.2       (6.1)      24.9         7.6
                                              ---------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations                              (1.4)     (4.9)     (57.2)     (43.2)      (2.8)       78.3

  From contractholder transactions:
    Variable annuity deposits                      --        --        1.4       12.3       19.3         3.1
    Contractholder maintenance charges           (0.2)     (0.1)      (3.0)      (2.0)      (2.3)       (2.8)
    Terminations and withdrawals                 (1.6)     (0.5)     (18.6)      (5.9)     (19.9)       (7.0)
    Transfers between subaccounts, net           45.6       5.6       (7.4)     323.6     (430.0)      100.7
                                              ---------------------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions             43.8       5.0      (27.6)     328.0     (432.9)       94.0
                                              ---------------------------------------------------------------
Net increase (decrease) in net assets            42.4       0.1      (84.8)     284.8     (435.7)      172.3
Net assets at beginning of period                 0.1        --      290.4        5.6      636.4       464.1
                                              ---------------------------------------------------------------
Net assets at end of period                   $  42.5   $   0.1    $ 205.6    $ 290.4   $  200.7   $   636.4
                                              ===============================================================

                                                   Rydex VT               Rydex VT              Rydex VT
                                                  Large Cap               Large Cap             Large Cap
                                                    Growth                  Japan                 Value
                                                  Subaccount             Subaccount            Subaccount
                                                2005     2004****      2005       2004       2005    2004****
                                              ----------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)              $  (11.1)  $    0.4   $    (1.9)  $  (1.5)  $   (3.8)  $   (0.8)
    Capital gains distributions                   39.7        1.6          --        --       14.2        0.7
    Realized capital gain (loss) on
      sales of fund shares                       (13.7)       8.4        13.9     (32.7)      46.6       13.3
    Change in unrealized appreciation/
      depreciation on investments
      during the period                          (14.5)       3.0        23.8      (3.7)       8.7        2.5
                                              ----------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations                                0.4       13.4        35.8     (37.9)      65.7       15.7

  From contractholder transactions:
    Variable annuity deposits                     19.5       11.0        20.2      14.8       13.2       24.9
    Contractholder maintenance charges            (8.6)      (0.6)       (1.1)     (0.9)      (3.7)      (0.5)
    Terminations and withdrawals                 (55.5)      (3.0)       (3.0)     (3.5)    (103.8)      (6.8)
    Transfers between subaccounts, net         1,939.9      229.0       242.1     (63.8)     567.1       26.6
                                              ----------------------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions           1,895.3      236.4       258.2     (53.4)     472.8       44.2
                                              ----------------------------------------------------------------
Net increase (decrease) in net assets          1,895.7      249.8       294.0     (91.3)     538.5       59.9
Net assets at beginning of period                249.8         --        38.6     129.9       59.9         --
                                              ----------------------------------------------------------------
Net assets at end of period                   $2,145.5   $  249.8   $   332.6   $  38.6   $  598.4   $   59.9
                                              ================================================================

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                       Rydex VT
                                                Rydex VT             Long Dynamic              Rydex VT
                                                Leisure                 Dow 30                  Medius
                                               Subaccount             Subaccount              Subaccount
                                             2005        2004       2005      2004****      2005       2004
                                           ------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)           $  (24.6)  $  (10.2)   $    4.6   $    1.1    $   (4.6)   $  (1.6)
    Capital gains distributions               168.0       13.8        13.5        0.1         0.9        8.2
    Realized capital gain (loss) on
      sales of fund shares                     64.5      (28.5)       (5.1)       2.1        90.7       (6.4)
    Change in unrealized appreciation/
      depreciation on investments
      during the period                      (344.3)     282.2        12.1       (0.6)      (17.4)      13.3
                                           ------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                   (136.4)     257.3        25.1        2.7        69.6       13.5

  From contractholder transactions:
    Variable annuity deposits                 205.7      188.9          --         --        27.7        6.9
    Contractholder maintenance charges        (21.8)      (9.9)       (3.4)      (0.1)       (4.4)      (1.1)
    Terminations and withdrawals             (245.5)     (62.4)      (13.0)      (0.5)       (9.9)     (39.1)
    Transfers between subaccounts, net       (436.8)   1,601.5       711.8      134.4       269.9      202.2
                                           ------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                             (498.4)   1,718.1       695.4      133.8       283.3      168.9
                                           ------------------------------------------------------------------
Net increase (decrease) in net assets        (634.8)   1,975.4       720.5      136.5       352.9      182.4
Net assets at beginning of period           2,048.0       72.6       136.5         --       197.2       14.8
                                           ------------------------------------------------------------------
Net assets at end of period                $1,413.2   $2,048.0    $  857.0   $  136.5    $  550.1    $ 197.2
                                           ==================================================================

                                                                        Rydex VT               Rydex VT
                                                 Rydex VT                Mid Cap                Mid Cap
                                                  Mekros                 Growth                  Value
                                                Subaccount              Subaccount             Subaccount
                                             2005       2004         2005     2004****      2005     2004****
                                           -------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)           $  (1.0)  $    (9.7)   $   (1.8)   $   (1.3)   $  (0.9)   $   (0.9)
    Capital gains distributions                 --         6.4          --          --       21.9         2.1
    Realized capital gain (loss) on
      sales of fund shares                    12.1      (521.0)       20.6        (6.4)       6.2        19.8
    Change in unrealized appreciation/
      depreciation on investments
      during the period                      (22.4)      409.5       (17.6)       17.7      (18.3)       (1.6)
                                           -------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                   (11.3)     (114.8)        1.2        10.0        8.9        19.4

  From contractholder transactions:
    Variable annuity deposits                  0.2         9.7        20.5         9.1       12.2        35.4
    Contractholder maintenance charges        (2.9)       (9.6)       (1.2)       (0.8)      (0.6)       (0.4)
    Terminations and withdrawals              (2.9)      (92.7)     (117.3)       (3.8)    (267.2)      (10.7)
    Transfers between subaccounts, net      (846.6)   (3,083.0)      570.9       306.4      276.2        (9.2)
                                           -------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                            (852.2)   (3,175.6)      472.9       310.9       20.6        15.1
                                           -------------------------------------------------------------------
Net increase (decrease) in net assets       (863.5)   (3,290.4)      474.1       320.9       29.5        34.5
Net assets at beginning of period            975.0     4,265.4       320.9          --       34.5          --
                                           -------------------------------------------------------------------
Net assets at end of period                $ 111.5   $   975.0    $  795.0    $  320.9    $  64.0    $   34.5
                                           ===================================================================

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                                               Rydex VT
                                                 Rydex VT               Rydex VT               Precious
                                                   Nova                   OTC                   Metals
                                                Subaccount             Subaccount             Subaccount
                                              2005       2004        2005        2004        2005      2004
                                            ------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)            $  (105.0) $  (29.2)   $    (7.1) $   (10.2)   $   (9.9) $   (6.4)
    Capital gains distributions                    --        --           --         --          --        --
    Realized capital gain (loss) on
      sales of fund shares                      398.0     110.8         14.1       17.5      (155.8)    (68.3)
    Change in unrealized appreciation/
      depreciation on investments during
      the period                                169.5     752.5        (34.9)      23.7       321.0    (115.9)
                                            ------------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations                             462.5     834.1        (27.9)      31.0       155.3    (190.6)

  From contractholder transactions:
    Variable annuity deposits                 1,226.2     513.1          1.5       60.9        94.4     142.7
    Contractholder maintenance charges         (128.1)    (30.6)        (4.7)     (10.2)       (9.6)     (5.3)
    Terminations and withdrawals             (1,498.4)   (152.0)       (73.0)     (77.5)      (73.7)    (57.5)
    Transfers between subaccounts, net        4,198.8   7,396.0     (1,407.6)   1,637.1       105.2   1,579.0
                                            ------------------------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions          3,798.5   7,726.5     (1,483.8)   1,610.3       116.3   1,658.9
                                            ------------------------------------------------------------------
Net increase (decrease) in net assets         4,261.0   8,560.6     (1,511.7)   1,641.3       271.6   1,468.3
Net assets at beginning of period             8,872.6     312.0      1,888.8      247.5     1,551.3      83.0
                                            ------------------------------------------------------------------
Net assets at end of period                 $13,133.6  $8,872.6    $   377.1  $ 1,888.8    $1,822.9  $1,551.3
                                            ==================================================================

                                                                                            Rydex VT
                                                 Rydex VT              Rydex VT              Sector
                                               Real Estate            Retailing             Rotation
                                                Subaccount            Subaccount           Subaccount
                                              2005      2004        2005      2004        2005      2004
                                            --------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)            $    6.8  $   (0.6)   $  (22.2) $   (8.7)   $   (3.9) $(10.6)
    Capital gains distributions                   --       3.1        17.4      61.0          --      --
    Realized capital gain (loss) on
      sales of fund shares                      10.3      (4.6)       55.1     (74.5)        3.4   (72.3)
    Change in unrealized appreciation/
      depreciation on investments during
      the period                                27.2      19.3       (10.4)     89.2        30.8     9.5
                                            --------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations                             44.3      17.2        39.9      67.0        30.3   (73.4)

  From contractholder transactions:
    Variable annuity deposits                  165.6       8.0       198.2     161.4       583.5    71.9
    Contractholder maintenance charges         (13.4)     (1.4)      (19.9)     (8.5)       (2.8)  (10.4)
    Terminations and withdrawals               (87.7)     (4.2)     (220.7)    (50.1)       (4.0)  (33.6)
    Transfers between subaccounts, net       1,177.2     202.0      (299.7)  1,506.1       619.7    93.2
                                            --------------------------------------------------------------
  Net increase (decrease) in net assets
    from contractholder transactions         1,241.7     204.4      (342.1)  1,608.9     1,196.4   121.1
                                            --------------------------------------------------------------
Net increase (decrease) in net assets        1,286.0     221.6      (302.2)  1,675.9     1,226.7    47.7
Net assets at beginning of period              334.2     112.6     1,676.4       0.5       125.7    78.0
                                            --------------------------------------------------------------
Net assets at end of period                 $1,620.2  $  334.2    $1,374.2  $1,676.4    $1,352.4  $125.7
                                            ==============================================================

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                       Rydex VT            Rydex VT
                                                      Small Cap            Small Cap          Rydex VT
                                                        Growth               Value           Technology
                                                      Subaccount          Subaccount         Subaccount
                                                     2005    2004****   2005    2004****    2005     2004
                                                 ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)               $    (9.5) $   (2.4) $   (9.8) $   (2.8) $  (1.1) $   (2.7)
      Capital gains distributions                     60.4      16.9      89.3      16.4       --       7.5
      Realized capital gain (loss) on sales of
        fund shares                                   42.4      (6.3)    (75.1)     54.3     (1.3)   (159.1)
      Change in unrealized appreciation/
        depreciation on investments during
        the period                                   (80.5)     44.5     (49.9)     23.0      2.6       0.7
                                                 ------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                      12.8      52.7     (45.5)     90.9      0.2    (153.6)

   From contractholder transactions:
      Variable annuity deposits                       13.3      61.8      10.6      17.8    130.9      35.4
      Contractholder maintenance charges              (5.3)     (1.6)     (4.2)     (1.9)    (0.7)     (2.5)
      Terminations and withdrawals                  (255.0)     (3.5)   (119.5)     (6.1)    (3.6)    (16.9)
      Transfers between subaccounts, net             365.9   1,089.6      27.1     391.1      8.3     165.3
                                                 ------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                    118.9   1,146.3     (86.0)    400.9    134.9     181.3
                                                 ------------------------------------------------------------
Net increase (decrease) in net assets                131.7   1,199.0    (131.5)    491.8    135.1      27.7
Net assets at beginning of period                  1,199.0        --     491.8        --     38.6      10.9
                                                 ------------------------------------------------------------
Net assets at end of period                      $ 1,330.7  $1,199.0  $  360.3  $  491.8  $ 173.7  $   38.6
                                                 ============================================================

                                                       Rydex VT          Rydex VT           Rydex VT
                                                 Telecommunications      Titan 500       Transportation
                                                      Subaccount        Subaccount         Subaccount
                                                    2005      2004      2005     2004     2005        2004
                                                 ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)               $   (20.0) $   (8.9) $  (0.8) $  (0.9) $   (21.1) $    (8.5)
      Capital gains distributions                    139.1        --      1.7     21.9       59.4       14.5
      Realized capital gain (loss) on sales of
        fund shares                                   30.0     (47.5)   (25.8)   (17.3)      32.8       (3.8)
      Change in unrealized appreciation/
        depreciation on investments during
        the period                                  (165.1)    157.7      0.9      1.3      (43.0)     251.4
                                                 ------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                     (16.0)    101.3    (24.0)     5.0       28.1      253.6

   From contractholder transactions:
      Variable annuity deposits                      186.6     144.9      1.0     14.2      188.1      137.8
      Contractholder maintenance charges             (18.4)     (8.7)    (0.2)    (0.2)     (19.3)      (8.4)
      Terminations and withdrawals                  (212.2)    (53.9)    (0.9)    (3.4)    (221.9)     (48.4)
      Transfers between subaccounts, net            (489.5)  1,664.0     47.3     97.0     (209.6)   1,476.9
                                                 ------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                   (533.5)  1,746.3     47.2    107.6     (262.7)   1,557.9
                                                 ------------------------------------------------------------
Net increase (decrease) in net assets               (549.5)  1,847.6     23.2    112.6     (234.6)   1,811.5
Net assets at beginning of period                  1,847.6        --    112.6       --    1,811.5         --
                                                 ------------------------------------------------------------
Net assets at end of period                      $ 1,298.1  $1,847.6  $ 135.8  $ 112.6  $ 1,576.9  $ 1,811.5
                                                 ============================================================

**** For the period from May 1, 2004 (inception date) to December 31, 2004.

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                      Rydex VT                Rydex VT
                                                        U.S.                    U.S.
                                                     Government              Government             Rydex VT
                                                        Bond                Money Market              Ursa
                                                     Subaccount              Subaccount            Subaccount
                                                   2005       2004        2005        2004       2005      2004
                                                 ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)               $    90.5  $   121.6  $     68.7  $   (225.4) $  (5.9) $   (54.1)
      Capital gains distributions                       --      290.7          --          --       --         --
      Realized capital gain (loss) on sales of
        fund shares                                  383.2     (666.0)         --          --     (5.8)    (588.7)
      Change in unrealized appreciation/
        depreciation on investments during
        the period                                  (158.7)     200.2          --          --     10.1      104.1
                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                     315.0      (53.5)       68.7      (225.4)    (1.6)    (538.7)

   From contractholder transactions:
      Variable annuity deposits                      648.5    1,073.5    13,955.2    28,700.2      0.9      412.0
      Contractholder maintenance charges             (48.5)     (78.1)      (95.2)     (180.0)    (4.0)     (48.8)
      Terminations and withdrawals                (1,000.0)    (528.6)   (2,451.2)   (2,151.6)   (44.0)     428.8)
      Transfers between subaccounts, net          (2,504.9)   2,820.9   (10,604.1)  (38,338.9)   218.8     (698.5)
                                                 ------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                 (2,904.9)   3,287.7       804.7   (11,970.3)   171.7     (764.1)
                                                 ------------------------------------------------------------------
Net increase (decrease) in net assets             (2,589.9)   3,234.2       873.4   (12,195.7)   170.1   (1,302.8)
Net assets at beginning of period                  6,953.4    3,719.2     8,319.2    20,514.9    192.3    1,495.1
                                                 ------------------------------------------------------------------
Net assets at end of period                      $ 4,363.5  $ 6,953.4  $  9,192.6  $  8,319.2  $ 362.4  $   192.3
                                                 ==================================================================

                                                      Rydex VT           Rydex VT            SBL
                                                     Utilities         Velocity 100         Global
                                                     Subaccount         Subaccount        Subaccount
                                                    2005      2004     2005     2004     2005     2004
                                                 -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)               $    (5.8) $   0.8  $  (1.7) $   6.7  $  (4.9) $  (1.7)
      Capital gains distributions                       --       --       --      0.4       --       --
      Realized capital gain (loss) on sales of
        fund shares                                   57.8     21.2      1.1    (52.1)    17.1      1.1
      Change in unrealized appreciation/
        depreciation on investments during
        the period                                   (17.3)    34.9     (5.6)    20.5     56.6     36.3
                                                 -------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                      34.7     56.9     (6.2)   (24.5)    68.8     35.7

   From contractholder transactions:
      Variable annuity deposits                       24.4     (4.1)     1.2     31.4    177.6     32.4
      Contractholder maintenance charges             (11.6)    (2.4)    (1.0)    (0.8)    (4.3)    (1.1)
      Terminations and withdrawals                   (77.7)   (10.7)    (0.5)    (0.7)   (30.5)    (4.9)
      Transfers between subaccounts, net           1,367.7    285.2     30.2    (27.0)   361.0    161.5
                                                 -------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                  1,302.8    268.0     29.9      2.9    503.8    187.9
                                                 -------------------------------------------------------
Net increase (decrease) in net assets              1,337.5    324.9     23.7    (21.6)   572.6    223.6
Net assets at beginning of period                    564.7    239.8    148.6    170.2    261.9     38.3
                                                 -------------------------------------------------------
Net assets at end of period                      $ 1,902.2  $ 564.7  $ 172.3  $ 148.6  $ 834.5  $ 261.9
                                                 =======================================================

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                         Templeton                             Wells Fargo
                                                          SBL            Developing         Templeton          Advantage
                                                       Small Cap          Markets            Foreign          Opportunity
                                                         Value           Securities         Securities             VT
                                                      Subaccount         Subaccount         Subaccount         Subaccount
                                                    2005      2004      2005     2004     2005     2004      2005      2004
                                                 ----------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)               $    (3.6) $   (2.0) $    --  $   1.1  $  (1.2) $   (1.1) $   (2.5) $  (2.4)
      Capital gains distributions                       --       1.4       --       --       --        --        --       --
      Realized capital gain (loss) on sales of
        fund shares                                    2.7       2.6      5.3      0.6     11.0       1.6       7.8      9.0
      Change in unrealized appreciation/
        depreciation on investments during
        the period                                    38.4      32.6     65.4     51.8     21.6      54.3       6.1     15.6
                                                 ----------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations                                      37.5      34.6     70.7     53.5     31.4      54.8      11.4     22.2

   From contractholder transactions:
      Variable annuity deposits                       11.6     128.1       --      0.2       --      15.9      66.6     52.7
      Contractholder maintenance charges              (1.5)     (0.7)    (2.2)    (1.7)    (2.2)     (2.1)     (0.6)    (0.6)
      Terminations and withdrawals                    (3.4)     (1.4)    (0.5)      --     (2.4)     (1.3)     (1.3)    (1.6)
      Transfers between subaccounts, net             224.9      35.7    (12.8)    (0.1)   (38.7)    (17.2)    (42.4)   (33.5)
                                                 ----------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                    231.6     161.7    (15.5)    (1.6)   (43.3)     29.7      22.3     17.0
                                                 ----------------------------------------------------------------------------
Net increase (decrease) in net assets                269.1     196.3     55.2     51.9    (11.9)     84.5      33.7     39.2
Net assets at beginning of period                    230.4      34.1    285.6    233.7    387.2     302.7     168.5    129.3
                                                 ----------------------------------------------------------------------------
Net assets at end of period                      $   499.5  $  230.4  $ 340.8  $ 285.6  $ 375.3  $  387.2  $  202.2  $ 168.5
                                                 ============================================================================

See accompanying notes.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
      First Security Benefit Life Insurance and Annuity Company of New York

                          Notes to Financial Statements

                                December 31, 2005

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York (the Account) is a deferred variable annuity account offered by First Security Benefit Life
Insurance  and  Annuity  Company  of New  York  (FSBL).  Purchase  payments  are allocated to one or more of the subaccounts that comprise Variable Annuity Account A, a separate account of FSBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in one of the portfolios of either AIM
Variable Insurance Funds, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, The Neuberger Berman Advisers Management Trust, Pacific Investment Management Company Variable Insurance Trust, The Potomac Insurance Trust, The Rydex Variable Trust, SBL Fund, and Wells Fargo Advantage Opportunity VT Fund, mutual funds not otherwise available to the public. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                  Subaccount                                              Mutual Fund
-------------------------------------------------------------------------------------------------------------
                                                    AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation                         AIM V.I. Capital Appreciation Fund Series I
                                                    Federated Insurance Series:
Federated High Income Bond II                         Federated High Income Bond Fund II - Service Shares
Federated Fund for U.S. Government Securities II      Federated Fund for U.S. Government Securities II
                                                    Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund                               Fidelity VIP Contrafund - Service Class 2
Fidelity VIP Growth Opportunities                     Fidelity VIP Growth Opportunities - Service Class 2
Fidelity VIP Index 500                                Fidelity VIP Index 500 - Service Class 2
Fidelity VIP Investment Grade Bond                    Fidelity VIP Investment Grade Bond - Service Class 2
                                                    Franklin Templeton Variable Insurance Products Trust:
Franklin Small-Mid Cap Growth Securities***           Franklin Small-Mid Cap Growth Securities Fund - Class 2
                                                    The Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Guardian                         Neuberger Berman AMT Guardian Portfolio (Class I)
Neuberger Berman AMT Partners                         Neuberger Berman AMT Partners Portfolio
                                                    Pacific Investment Management Company Variable Insurance
                                                    Trust:
PIMCO VIT Real Return                                 PIMCO Real Return Portfolio (Administrative Class)

***   No longer available for investment as of May 1, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

          Subaccount                                   Mutual Fund
---------------------------------------------------------------------------------------
                                  PIMCO Variable Insurance Trust:
PIMCO VIT Total Return              PIMCO Total Return Portfolio (Administrative Class)
                                  The Potomac Insurance Trust:
Potomac Dynamic VP HY Bond          Dynamic VP HY Bond Fund
Potomac VP Money Market*            Potomac VP Money Market Fund
                                  The Rydex Variable Trust:
RVT CLS AdvisorOne Amerigo          RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Clermont         RVT CLS AdvisorOne Clermont Fund
Rydex VT Arktos                     Rydex VT Arktos Fund
Rydex VT Banking                    Rydex VT Banking Fund
Rydex VT Basic Materials            Rydex VT Basic Materials Fund
Rydex VT Biotechnology              Rydex VT Biotechnology Fund
Rydex VT Commodities                Rydex VT Commodities Fund
Rydex VT Consumer Products          Rydex VT Consumer Products Fund
Rydex VT Electronics                Rydex VT Electronics Fund
Rydex VT Energy                     Rydex VT Energy Fund
Rydex VT Energy Services            Rydex VT Energy Services Fund
Rydex VT Financial Services         Rydex VT Financial Services Fund
Rydex VT Health Care                Rydex VT Health Care Fund
Rydex VT Internet                   Rydex VT Internet Fund
Rydex VT Inverse Dynamic Dow 30     Rydex VT Inverse Dynamic Dow 30 Fund
Rydex VT Inverse Mid Cap            Rydex VT Inverse Mid Cap Fund
Rydex VT Inverse Small Cap          Rydex VT Inverse Small Cap Fund
Rydex VT Juno                       Rydex VT Juno Fund
Rydex VT Large Cap Europe           Rydex VT Large Cap Europe Fund
Rydex VT Large Cap Growth           Rydex VT Large Cap Growth Fund
Rydex VT Large Cap Japan            Rydex VT Large Cap Japan Fund
Rydex VT Large Cap Value            Rydex VT Large Cap Value Fund
Rydex VT Leisure                    Rydex VT Leisure Fund
Rydex VT Long Dynamic Dow 30        Rydex VT Long Dynamic Dow 30 Fund
Rydex VT Medius                     Rydex VT Medius Fund
Rydex VT Mekros                     Rydex VT Mekros Fund
Rydex VT Mid Cap Growth             Rydex VT Mid Cap Growth Fund
Rydex VT Mid Cap Value              Rydex VT Mid Cap Value Fund
Rydex VT Nova                       Rydex VT Nova Fund
Rydex VT OTC                        Rydex VT OTC Fund
Rydex VT Precious Metals            Rydex VT Precious Metals Fund
Rydex VT Real Estate                Rydex VT Real Estate Fund
Rydex VT Retailing                  Rydex VT Retailing Fund
Rydex VT Sector Rotation            Rydex VT Sector Rotation Fund

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

*     No longer available for investment as of November 15, 2005.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                Subaccount                                     Mutual Fund
------------------------------------------------------------------------------------------
                                              The Rydex Variable Trust:
Rydex VT Small Cap Growth                       Rydex VT Small Cap Growth Fund
Rydex VT Small Cap Value                        Rydex VT Small Cap Value Fund
Rydex VT Strengthening Dollar**                 Rydex VT Strengthening Dollar Fund
Rydex VT Technology                             Rydex VT Technology Fund
Rydex VT Telecommunications                     Rydex VT Telecommunications Fund
Rydex VT Titan 500                              Rydex VT Titan 500 Fund
Rydex VT Transportation                         Rydex VT Transportation Fund
Rydex VT U.S. Government Bond                   Rydex VT U.S. Government Bond Fund
Rydex VT U.S. Government Money Market           Rydex VT U.S. Government Money Market Fund
Rydex VT Ursa                                   Rydex VT Ursa Fund
Rydex VT Utilities                              Rydex VT Utilities Fund
Rydex VT Velocity 100                           Rydex VT Velocity 100 Fund
Rydex VT Weakening Dollar**                     Rydex VT Weakening Dollar Fund
                                              SBL Fund:
SBL Global                                      SBL Global
SBL Small Cap Value                             SBL Small Cap Value
                                              Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets Securities***      Templeton Developing Markets Securities Fund - Class 2
Templeton Foreign Securities***                 Templeton Foreign Securities Fund - Class 2
                                              Wells Fargo Advantage Opportunity VT Fund:
Wells Fargo Advantage Opportunity VT****      Wells Fargo Advantage Opportunity VT Fund

** These subaccounts were available for investment in 2005; however there was no activity.

***   No longer available for investment as of May 1, 2004.

****  Prior to April 8, 2005, this was Strong Opportunity II.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

AIM Advisors Inc. serves as investment advisor for the AIM Variable Insurance Funds. Federated Investment Management Company serves as investment advisor for the Federated Insurance Series. Fidelity Management & Research Company (FMR) serves as investment advisor for the Fidelity Variable Insurance Products. FMR has engaged FMR Co. Inc. (FMRC), Fidelity Management & Research (U.K.), Inc., Fidelity Management & Research (Far East), Inc., and Fidelity Investments Japan Limited to provide subadvisory service to Fidelity VIP Contrafund and Fidelity VIP Growth Opportunities. FMR has engaged FMRC to provide subadvisory services to Fidelity VIP Index 500. FMR has engaged Fidelity Investments Money Management, Inc. (FIMM) to provide subadvisory services to Fidelity VIP Investment Grade Bond. Franklin Advisors, Inc. serves as investment manager for Franklin Small-Mid Cap Growth Securities Fund. Neuberger Berman Management, Inc.
(NBMI) serves as investment manager, in connection with Neuberger Berman, LLC, as subadvisors for The Neuberger Berman Advisors Management Trust. Pacific Investment Management Company LLC (PIMCO) serves as investment advisor for PIMCO Variable Insurance Trust. Rafferty Asset Management, LLC (Rafferty) serves as the investment advisor for the Potomac Insurance Trust. Rydex Investments serves as investment advisor for The Rydex Variable Trust. Rydex has engaged Clarke Lanzen Skalla Investment Firm; LLC to provide subadvisory service to RVT CLS AdvisorOne Amerigo and RVT CLS AdvisorOne Clermont. Under terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Corporation. SBL is a wholly owned subsidiary of Security Benefit Corporation. SMC has engaged OppenheimerFunds, Inc. to provide subadvisory services to SBL Global and Wells Capital Management to provide subadvisory services to SBL Small Cap Value. Templeton Asset Management Ltd. serves as investment advisor for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC serves as investment advisor for Templeton Foreign Securities Fund. Wells Capital Management serves as investment advisor for the Wells Fargo Advantage Opportunity VT Fund.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statements of assets and liabilities at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2005, were as follows:

                                                                               Cost of       Proceeds
                              Subaccount                                      Purchases     from Sales
----------------------------------------------------------------------------------------------------------
                                                                                   (In Thousands)
AIM V.I. Capital Appreciation                                                $     121.8   $       41.6
Federated High Income Bond Fund II                                               2,727.4        1,609.0
Federated Fund for U.S. Government Securities II                                   193.3           43.4
Fidelity VIP Contrafund                                                          1,499.6          711.9
Fidelity VIP Growth Opportunities                                                  279.5           13.8
Fidelity VIP Index 500                                                             667.8          889.9
Fidelity VIP Investment Grade Bond                                                 224.8          277.7
Franklin Small-Mid Cap Growth Securities                                              --           38.5
Neuberger Berman AMT Guardian                                                      106.1           68.6
Neuberger Berman AMT Partners                                                      342.4          227.8
PIMCO VIT Real Return                                                            1,321.0        1,079.3
PIMCO VIT Total Return                                                             593.7          243.8
Potomac Dynamic VP HY Bond**                                                     2,875.8        2,091.3
Potomac VP Money Market*                                                         3,699.1        3,581.6
RVT CLS AdvisorOne Amerigo                                                       4,483.0          972.1
RVT CLS AdvisorOne Clermont                                                      2,109.1        1,368.4
Rydex VT Arktos                                                                  2,055.0        2,024.8
Rydex VT Banking                                                                   676.2          851.8
Rydex VT Basic Materials                                                         1,178.3        1,568.7
Rydex VT Biotechnology                                                           1,157.6          747.6
Rydex VT Commodities***                                                            343.9            1.6

*     For the period from January 26, 2005 (inception date) to November 15,
      2005.

**    For the period from January 26, 2005 (inception date) to December 31,
      2005.

***   For the period from November 15, 2005 (inception date) to December 31,
      2005.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                    Cost of         Proceeds
                     Subaccount                    Purchases       From Sales
   -----------------------------------------------------------------------------
                                                         (In Thousands)

   Rydex VT Consumer Products                     $      980.7    $    1,064.5
   Rydex VT Electronics                                  796.2           787.2
   Rydex VT Energy                                     1,639.6         2,086.7
   Rydex VT Energy Services                            3,130.2         2,086.5
   Rydex VT Financial Services                           959.2         1,219.0
   Rydex VT Health Care                                1,128.3         1,031.6
   Rydex VT Internet                                     528.2         2,345.2
   Rydex VT Inverse Dynamic Dow 30                     1,253.2         1,240.0
   Rydex VT Inverse Mid Cap                              795.3           788.2
   Rydex VT Inverse Small Cap                            892.0           848.5
   Rydex VT Juno                                       4,429.9         4,463.1
   Rydex VT Large Cap Europe                             866.8         1,302.0
   Rydex VT Large Cap Growth                           4,594.8         2,670.9
   Rydex VT Large Cap Japan                            1,404.8         1,148.5
   Rydex VT Large Cap Value                            2,746.5         2,263.3
   Rydex VT Leisure                                    1,244.4         1,599.4
   Rydex VT Long Dynamic Dow 30                        2,197.5         1,484.0
   Rydex VT Medius                                     5,722.6         5,443.0
   Rydex VT Mekros                                     4,973.7         5,826.9
   Rydex VT Mid Cap Growth                             2,133.9         1,662.8
   Rydex VT Mid Cap Value                                867.9           826.3
   Rydex VT Nova                                      11,370.6         7,677.1
   Rydex VT OTC                                        5,095.9         6,586.8
   Rydex VT Precious Metals                            1,965.9         1,859.5
   Rydex VT Real Estate                                2,466.5         1,218.0
   Rydex VT Retailing                                  1,049.9         1,396.8
   Rydex VT Sector Rotation                            1,280.0            87.5
   Rydex VT Small Cap Growth                           2,683.1         2,513.3
   Rydex VT Small Cap Value                            3,864.6         3,871.1
   Rydex VT Technology                                   376.1           242.3
   Rydex VT Telecommunications                           649.5         1,063.9
   Rydex VT Titan 500                                  1,256.4         1,208.3
   Rydex VT Transportation                               775.0           999.4

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                    Cost of         Proceeds
                     Subaccount                    Purchases       from Sales
   -----------------------------------------------------------------------------
                                                         (In Thousands)

   Rydex VT U.S. Government Bond                  $    8,661.3    $   11,475.7
   Rydex VT U.S. Government Money Market              42,895.6        42,022.2
   Rydex VT Ursa                                       1,411.9         1,246.1
   Rydex VT Utilities                                  2,426.3         1,129.3
   Rydex VT Velocity 100                                 528.7           500.5
   SBL Global                                            645.6           146.7
   SBL Small Cap Value                                   300.6            72.6
   Templeton Developing Markets Securities                 4.0            19.5
   Templeton Foreign Securities                            4.7            49.2
   Wells Fargo Advantage Opportunity VT                   91.1            71.3

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount's average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%.

  Administrative Charge                         Subaccount
-----------------------------------------------------------------------------------------------------
          0.25%             SBL Global, SBL Small Cap Value
          0.40%             Potomac Dynamic VP HY Bond, Potomac VP Money Market
          0.45%             Rydex VT Funds (Except RVT CLS AdvisorOne Amerigo and
                            RVT CLS AdvisorOne Clermont)
          0.50%             Federated High Income Bond II and Fidelity Funds, except Fidelity VIP
                            Index 500, RVT CLS AdvisorOne Amerigo, and RVT CLS AdvisorOne Clermont.
          0.55%             Fidelity VIP Index 500,  PIMCO Real Return, and PIMCO Total Return,
                            Wells Fargo Advantage Opportunity VT
          0.60%             AIM V.I. Capital Appreciation, Federated U.S. Government
                            Securities II, Franklin Small-Mid Cap Growth, Neuberger
                            Funds, Templeton Funds.

FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements(continued)

2. Variable Annuity Contract Charges (continued)

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. Summary of Unit Transactions

The changes in units outstanding for the periods ended December 31, 2005 and 2004, were as follows:

                                                      2005                                2004
                                        -----------------------------------------------------------------------
                                                                     Net                                Net
                                           Units       Units      Increase    Units       Units      Increase
               Subaccount                 Issued     Redeemed    (Decrease)   Issued     Redeemed   (Decrease)
 --------------------------------------------------------------------------------------------------------------
                                                                     (In Thousands)
 AIM V.I. Capital Appreciation             16,067       (5,530)      10,537        16         (12)           4
 Federated High Income Bond Fund II       242,699     (147,726)      94,973        83         (51)          32
 Federated Fund for U.S. Government
   Securities II                           22,414       (7,318)      15,096        29         (23)           6
 Fidelity VIP Contrafund                  135,761      (65,309)      70,452        90         (27)          63
 Fidelity VIP Growth Opportunities         29,989       (1,327)      28,662        11          --           11
 Fidelity VIP Index 500                    76,669      (95,345)     (18,676)      118         (30)          88
 Fidelity VIP Investment Grade Bond        22,295      (27,892)      (5,597)       52         (22)          30
 Franklin Small-Mid Cap Growth
   Securities                                 840       (3,858)      (3,018)       26         (29)          (3)
 Neuberger Berman AMT Guardian             11,589       (6,838)       4,751        24         (24)          --
 Neuberger Berman AMT Partners             32,102      (20,519)      11,583        28         (21)           7
 PIMCO VIT Real Return                    136,118     (114,684)      21,434        36         (13)          23
 PIMCO VIT Total Return                    64,001      (29,781)      34,220        58         (49)           9
 Potomac Dynamic VP High Yield Bond**     295,903     (215,482)      80,421        --          --           --
 Potomac VP Money Market*                 392,209     (380,170)      12,039        --          --           --
 RVT CLS AdvisorOne Amerigo               417,861     (113,192)     304,669       426        (177)         249
 RVT CLS AdvisorOne Clermont              233,773     (148,708)      85,065       430        (125)         305
 Rydex VT Arktos Fund                     373,472     (372,061)       1,411     2,737      (2,899)        (162)
 Rydex VT Banking                          59,405      (87,471)     (28,066)      273        (140)         133
 Rydex VT Basic Materials                 106,185     (162,989)     (56,804)      352        (177)         175
 Rydex VT Biotechnology                   196,315     (136,968)      59,347       325        (322)           3

*     For the period from January 26, 2005 (inception date) to November 15,
      2005.

**    For the period from January 26, 2005 (inception date) to December 31,
      2005.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements(continued)

3. Summary of Unit Transactions (continued)

                                                       2005                                2004
                                        -----------------------------------------------------------------------
                                                                     Net                               Net
                                           Units      Units       Increase    Units       Units      Increase
              Subaccount                   Issued    Redeemed    (Decrease)   Issued     Redeemed   (Decrease)
---------------------------------------------------------------------------------------------------------------
                                                                      (In Thousands)
Rydex VT Commodities***                    34,606         (598)      34,008        --          --           --
Rydex VT Consumer Products                122,381     (128,057)       5,676       281        (131)         150
Rydex VT Electronics                      178,605     (179,932)      (1,327)      107        (116)          (9)
Rydex VT Energy                           182,597     (219,970)     (37,373)      339        (145)         194
Rydex VT Energy Services                  390,270     (257,095)     133,175        97         (68)          29
Rydex VT Financial Services               104,717     (136,512)     (31,795)      378        (183)         195
Rydex VT Health Care                      165,703     (147,123)      18,580       359        (192)         167
Rydex VT Internet                         118,473     (482,742)    (364,269)      644        (274)         370
Rydex VT Inverse Dynamic Dow 30****       146,666     (147,480)        (814)        2          (1)           1
Rydex VT Inverse Mid Cap****               96,819      (96,819)          --         7          (7)          --
Rydex VT Inverse Small Cap****            114,129     (108,621)       5,508        34         (34)          --
Rydex VT Juno                             693,669     (701,454)      (7,785)      381        (347)          34
Rydex VT Large Cap Europe                  94,669     (135,748)     (41,079)      195        (183)          12
Rydex VT Large Cap Growth****             497,692     (305,011)     192,681        76         (51)          25
Rydex VT Large Cap Japan                  161,625     (135,641)      25,984       168        (178)         (10)
Rydex VT Large Cap Value****              278,438     (229,073)      49,365       105         (99)           6
Rydex VT Leisure                          165,200     (221,644)     (56,444)      407        (184)         223
Rydex VT Long Dynamic Dow 30****          244,555     (169,425)      75,130        43         (30)          13
Rydex VT Medius                           454,520     (431,190)      23,330       101         (87)          14
Rydex VT Mekros                           459,871     (529,429)     (69,558)    2,360      (2,694)        (334)
Rydex VT Mid Cap Growth****               210,056     (169,868)      40,188       154        (123)          31
Rydex VT Mid Cap Value****                 88,443      (86,013)       2,430       125        (122)           3
Rydex VT Nova                           1,688,018   (1,170,959)     517,059     2,469      (1,447)       1,022
Rydex VT OTC                              685,495     (863,787)    (178,292)    2,278      (2,084)         194
Rydex VT Precious Metals                  199,790     (198,430)       1,360       143         (54)          89
Rydex VT Real Estate                      181,557      (98,283)      83,274       100         (87)          13
Rydex VT Retailing                        125,875     (156,680)     (30,805)      293        (129)         164
Rydex VT Sector Rotation                  123,003      (10,457)     112,546     1,002        (997)           5
Rydex VT Small Cap Growth****             246,119     (236,441)       9,678       226        (119)         107
Rydex VT Small Cap Value****              348,782     (360,019)     (11,237)      310        (267)          43
Rydex VT Technology                        65,597      (43,834)      21,763       337        (333)           4
Rydex VT Telecommunications               112,898     (184,752)     (71,854)      442        (181)         261

***   For the period from November 15, 2005 (inception date) to December 31,
      2005

****  For the period from May 1, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements(continued)

3. Summary of Unit Transactions (continued)

                                                      2005                                  2004
                                        -----------------------------------------------------------------------
                                                                     Net                                Net
                                         Units        Units       Increase     Units      Units      Increase
              Subaccount                 Issued      Redeemed    (Decrease)    Issued    Redeemed   (Decrease)
---------------------------------------------------------------------------------------------------------------
                                                                      (In Thousands)

Rydex VT Titan 500                        148,915     (146,084)       2,831        81         (68)          13
Rydex VT Transportation                    95,231     (122,084)     (26,853)      260         (94)         166
Rydex VT U.S. Government Bond             860,620   (1,110,902)    (250,282)    2,956      (2,672)         284
Rydex VT Money Market                   7,657,403   (7,532,218)     125,185    16,876     (18,183)      (1,307)
Rydex VT Ursa                             230,811     (204,280)      26,531     2,395      (2,549)        (154)
Rydex VT Utilities                        414,224     (214,102)     200,122       158        (110)          48
Rydex VT Velocity 100                     111,866     (105,220)       6,646       295        (302)          (7)
SBL Global                                 55,002      (12,287)      42,715        24          (6)          18
SBL Small Cap Value                        19,003       (5,737)      13,266        13          (2)          11
Templeton Developing Markets Securities       510         (887)        (377)        2          (1)           1
Templeton Foreign Securities                1,152       (4,232)      (3,080)        6          (2)           4
Wells Fargo Advantage Opportunity VT        9,898       (7,232)       2,666        23         (21)           2

4. Unit Values

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the four years in the period ended December 31, 2005, follows:

              Subaccount                     2005         2004         2003      2002
----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Units                                      26,708       16,171       11,398     6,232
Unit value                              $    9.03   $     8.67   $     8.51   $  6.87
Net assets (000s)                       $   241.2   $    140.3   $     96.9   $  42.8
Ratio of expenses to net assets*             1.45%        1.45%        1.45%     1.45%
Investment income ratio**                    0.07%          --%          --%       --%
Total return***                              4.10%        1.88%       23.87%    (1.86)%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                   Subaccount                             2005            2004            2003           2002
----------------------------------------------------------------------------------------------------------------
Federated High Income Bond II
Units                                                    190,532          95,559          63,779             934
Unit value                                           $     11.25     $     11.49     $     10.89     $      9.34
Net assets (000s)                                    $   2,143.3     $   1,098.0     $     694.8     $       8.7
Ratio of expenses to net assets*                            1.35%           1.45%           1.45%           1.45%
Investment income ratio**                                   6.74%           6.06%             --%             --%
Total return***                                            (2.09)%          5.51%          16.60%           2.75%

Federated Fund for U.S. Government Securities II
Units                                                     36,566          21,470          15,609           3,950
Unit value                                           $      9.97     $     10.21     $     10.31     $     10.53
Net assets (000s)                                    $     364.5     $     219.4     $     160.9     $      41.6
Ratio of expenses to net assets*                            1.45%           1.45%           1.45%           1.45%
Investment income ratio**                                   3.52%           5.49%           1.44%             --%
Total return***                                            (2.42)%         (0.97)%         (2.09)%          1.25%

Fidelity VIP Contrafund
Units                                                    137,015          66,563           3,773              --
Unit value                                           $     12.82     $     11.48     $     10.41     $        --
Net assets (000s)                                    $   1,756.4     $     764.0     $      39.3     $        --
Ratio of expenses to net assets*                            1.35%           1.35%           1.35%             --%
Investment income ratio**                                   0.09%           0.03%             --%             --%
Total return***                                            11.68%          10.28%          20.49%             --%

Fidelity VIP Growth Opportunities
Units                                                     40,758          12,096           1,818              --
Unit value                                           $      9.69     $      9.31     $      9.10     $        --
Net assets (000s)                                    $     394.7     $     112.6     $      16.5     $        --
Ratio of expenses to net assets*                            1.35%           1.35%           1.35%             --%
Investment income ratio**                                   0.29%           0.33%             --%             --%
Total return***                                             4.05%           2.31%          17.27%             --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                   Subaccount                            2005            2004            2003            2002
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500
Units                                                    102,137         120,813          32,816              --
Unit value                                           $      9.33     $      9.33     $      8.83     $        --
Net assets (000s)                                    $     952.9     $   1,126.6     $     289.8     $        --
Ratio of expenses to net assets*                            1.40%           1.40%           1.40%             --%
Investment income ratio**                                   1.70%           0.74%             --%             --%
Total return***                                             0.05%           5.66%          18.68%             --%

Fidelity VIP Investment Grade Bond
Units                                                     41,403          47,000          16,257             128
Unit value                                           $     10.51     $     10.77     $     10.80     $     10.75
Net assets (000s)                                    $     435.0     $     506.2     $     175.5     $       1.4
Ratio of expenses to net assets*                            1.35%           1.35%           1.35%           1.35%
Investment income ratio**                                   3.53%           2.78%           0.30%             --%
Total return***                                            (2.45)%         (0.28)%          0.47%           3.76%

Franklin Small-Mid Cap Growth Securities
Units                                                     27,086          30,104          32,959           4,040
Unit value                                           $     10.12     $     10.10     $      9.47     $      7.22
Net assets (000s)                                    $     274.1     $     304.0     $     312.2     $      29.2
Ratio of expenses to net assets*                            1.45%           1.45%           1.45%           1.45%
Investment income ratio**                                     --%             --%             --%             --%
Total return***                                             0.23%           6.65%          31.16%          (0.28)%

Neuberger Berman AMT Guardian
Units                                                     15,674          10,923          10,571           6,310
Unit value                                           $     10.17     $      9.81     $      8.86     $      7.03
Net assets (000s)                                    $     159.5     $     107.1     $      93.6     $      44.4
Ratio of expenses to net assets*                            1.45%           1.45%           1.45%           1.45%
Investment income ratio**                                   0.17%           0.09%           0.66%             --%
Total return***                                             3.67%          10.72%          26.03%          (6.52)%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

                   Subaccount                             2005            2004            2003           2002
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners
Units                                                     27,914          16,331           9,120              --
Unit value                                           $     12.14     $     10.75     $      9.45     $        --
Net assets (000s)                                    $     338.8     $     175.5     $      86.2     $        --
Ratio of expenses to net assets*                            1.45%           1.45%           1.45%             --%
Investment income ratio**                                   1.53%           0.01%             --%             --%
Total return***                                            12.91%          13.76%          23.69%             --%

PIMCO VIT Real Return
Units                                                     54,585          33,151          10,435              --
Unit value                                           $     10.54     $     10.79     $     10.35     $        --
Net assets (000s)                                    $     575.8     $     358.3     $     108.1     $        --
Ratio of expenses to net assets*                            1.40%           1.40%           1.40%             --%
Investment income ratio**                                   3.38%           1.09%           0.46%             --%
Total return***                                            (2.33)%          4.25%           0.10%             --%

PIMCO VIT Total Return
Units                                                     77,347          43,127          35,054              --
Unit value                                           $      9.79     $      9.99     $      9.95     $        --
Net assets (000s)                                    $     757.6     $     431.5     $     349.1     $        --
Ratio of expenses to net assets*                            1.40%           1.40%           1.40%             --%
Investment income ratio**                                   3.78%           1.82%           1.28%             --%
Total return***                                            (2.00)%          0.40%          (1.00)%            --%

Potomac Dynamic VP HY Bond*****
Units                                                     80,421              --              --              --
Unit value                                           $      9.74     $        --     $        --     $        --
Net assets (000s)                                    $     783.1     $        --     $        --     $        --
Ratio of expenses to net assets*                            1.25%             --%             --%             --%
Investment income ratio**                                   2.47%             --%             --%             --%
Total return***                                            (2.64)%            --%             --%             --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

          Subaccount                 2005        2004         2003        2002
--------------------------------------------------------------------------------
Potomac VP Money Market****
Units                                 12,039          --           --         --
Unit value                         $    9.72   $      --   $       --   $     --
Net assets (000s)                  $   117.5   $      --   $       --   $     --
Ratio of expenses to net assets*        1.25%         --%          --%        --%
Investment income ratio**              12.96%         --%          --%        --%
Total return***                        (2.76)%        --%          --%        --%

RVT CLS AdvisorOne Amerigo
Units                                681,341     376,672      128,233         --
Unit value                         $   12.63   $   12.07   $    11.35   $     --
Net assets (000s)                  $ 8,604.9   $ 4,545.4   $  1,454.9   $     --
Ratio of expenses to net assets*        1.35%       1.35%        1.35%        --%
Investment income ratio**               0.14%       0.10%          --%        --%
Total return***                         4.66%       6.34%       11.38%        --%

RVT CLS AdvisorOne Clermont
Units                                494,386     409,321      104,078         --
Unit value                         $   10.67   $   10.73   $    10.59   $     --
Net assets (000s)                  $ 5,276.7   $ 4,392.4   $  1,101.8   $     --
Ratio of expenses to net assets*        1.35%       1.35%        1.35%        --%
Investment income ratio**               0.58%       0.37%          --%        --%
Total return***                        (0.54)%      1.32%        5.90%        --%

Rydex VT Arktos
Units                                  1,411          --      162,221        100
Unit value                         $    7.22   $    7.45   $     8.82   $  14.70
Net assets (000s)                  $    10.2   $     3.3   $  1,430.4   $    1.5
Ratio of expenses to net assets*        1.30%       1.30%        1.30%      1.30%
Investment income ratio**                 --%         --%          --%        --%
Total return***                        (3.00)%    (15.53)%     (40.00)%   (15.22)%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

          Subaccount                 2005        2004         2003        2002
--------------------------------------------------------------------------------
Rydex VT Banking
Units                                107,516     135,582        3,296         --
Unit value                         $   12.03   $   12.92   $    11.75   $     --
Net assets (000s)                  $ 1,293.8   $ 1,751.5   $     38.7   $     --
Ratio of expenses to net assets*        1.30%       1.30%        1.30%        --%
Investment income ratio**               1.30%       0.41%        0.39%        --%
Total return***                        (6.86)%      9.96%       28.98%        --%

Rydex VT Basic Materials
Units                                133,496     190,300       15,687         --
Unit value                         $   11.42   $   11.46   $     9.90   $     --
Net assets (000s)                  $ 1,524.3   $ 2,180.3   $    155.3   $     --
Ratio of expenses to net assets*        1.30%       1.30%        1.30%        --%
Investment income ratio**               0.37%       0.05%        0.07%        --%
Total return***                        (0.33)%     15.76%       23.60%        --%

Rydex VT Biotechnology
Units                                 62,881       3,534          399         --
Unit value                         $    7.01   $    6.62   $     6.83   $     --
Net assets (000s)                  $   441.2   $   23.40   $      2.7   $     --
Ratio of expenses to net assets*        1.30%       1.30%        1.30%        --%
Investment income ratio**                 --%         --%          --%        --%
Total return***                         6.00%      (3.07)%      33.92%        --%

Rydex VT Commodities******
Units                                 34,008          --           --         --
Unit value                         $   10.10   $      --   $       --   $     --
Net assets (000s)                  $   343.6   $      --   $       --   $     --
Ratio of expenses to net assets*        1.30%         --%          --%        --%
Investment income ratio**               0.58%         --%          --%        --%
Total return***                         1.04%         --%          --%        --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

          Subaccount                 2005        2004         2003        2002
--------------------------------------------------------------------------------
Rydex VT Consumer Products
Units                                148,067     153,743        3,752         --
Unit value                         $   10.99   $   11.52   $    10.61   $     --
Net assets (000s)                  $ 1,627.6   $ 1,771.1   $     39.8   $     --
Ratio of expenses to net assets*        1.30%       1.30%        1.30%        --%
Investment income ratio**               0.47%       0.03%        0.20%        --%
Total return***                        (4.59)%      8.58%       20.71%        --%

Rydex VT Electronics
Units                                  4,566       5,893       14,976      5,753
Unit value                         $    4.87   $    4.89   $     6.54   $   4.02
Net assets (000s)                  $    22.2   $    28.8   $     98.0   $   23.1
Ratio of expenses to net assets*        1.30%       1.30%        1.30%      1.30%
Investment income ratio**                 --%         --%          --%        --%
Total return***                        (0.50)%    (25.23)%      62.69%    (13.73)%

Rydex VT Energy
Units                                174,322     211,695       17,610         --
Unit value                         $   13.47   $   10.15   $     8.01   $     --
Net assets (000s)                  $ 2,348.4   $ 2,148.7   $    141.1   $     --
Ratio of expenses to net assets*        1.30%       1.30%        1.30%        --%
Investment income ratio**               0.02%       0.01%          --%        --%
Total return***                        32.72%      26.72%       21.36%        --%

Rydex VT Energy Services
Units                                162,805      29,630          922         --
Unit value                         $   10.97   $    7.72   $     6.03   $     --
Net assets (000s)                  $ 1,785.4   $   228.9   $      5.5   $     --
Ratio of expenses to net assets*        1.30%       1.30%        1.30%        --%
Investment income ratio**                 --%         --%          --%        --%
Total return***                        42.07%      28.03%       11.46%        --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                     2005          2004          2003          2002
----------------------------------------------------------------------------------------
Rydex VT Financial Services
Units                                  170,456       202,251         7,239            --
Unit value                         $     10.44   $     10.55   $      9.40   $        --
Net assets (000s)                  $   1,780.3   $   2,133.0   $      68.1   $        --
Ratio of expenses to net assets*          1.30%         1.30%         1.30%           --%
Investment income ratio**                 0.65%         0.21%         0.25%           --%
Total return***                          (0.97)%       12.23%        17.79%           --%

Rydex VT Health Care
Units                                  209,241       190,661        23,383            --
Unit value                         $      9.39   $      8.86   $      8.71   $        --
Net assets (000s)                  $   1,964.8   $   1,689.5   $     203.7   $        --
Ratio of expenses to net assets*          1.30%         1.30%         1.30%           --%
Investment income ratio**                   --%           --%           --%           --%
Total return***                           5.99%         1.72%        28.47%           --%

Rydex VT Internet
Units                                   10,098       374,367         5,057         6,796
Unit value                         $      5.49   $      5.81   $      5.24   $      3.33
Net assets (000s)                  $      55.4   $   2,178.0   $      26.5   $      22.6
Ratio of expenses to net assets*          1.30%         1.30%         1.30%         1.30%
Investment income ratio**                   --%           --%           --%           --%
Total return***                          (5.54)%       10.88%        57.36%        17.67%

Rydex VT Inverse Dynamic Dow 30
Units                                       --           814            --            --
Unit value(2)                      $      8.37   $      8.60   $        --   $        --
Net assets (000s)                  $        --   $       7.0   $        --   $        --
Ratio of expenses to net assets*          1.30%         1.30%           --%           --%
Investment income ratio**                   --%           --%           --%           --%
Total return***                          (2.67)%      (14.00)%          --%           --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

            Subaccount                    2005          2004          2003          2002
----------------------------------------------------------------------------------------
Rydex VT Inverse Mid Cap
Units                                       --            --            --            --
Unit value(2)                      $      7.52   $      8.55   $        --   $        --
Net assets (000s)                  $        --   $        --   $        --   $        --
Ratio of expenses to net assets*          1.30%         1.30%           --%           --%
Investment income ratio**                   --%           --%           --%           --%
Total return***                         (12.04)%      (14.50)%          --%           --%

Rydex VT Inverse Small Cap
Units                                    5,508            --            --            --
Unit value                         $      7.72   $      8.32   $        --   $        --
Net assets (000s)                  $      42.5   $       0.1   $        --   $        --
Ratio of expenses to net assets*          1.30%         1.30%           --%           --%
Investment income ratio**                   --%           --%           --%           --%
Total return***                          (7.15)%      (16.80)%          --%           --%

Rydex VT Juno
Units                                   27,435        35,220           584            --
Unit value                         $      7.49   $      8.25   $      9.65   $        --
Net assets (000s)                  $     205.6   $     290.4   $       5.6   $        --
Ratio of expenses to net assets*          1.30%         1.30%         1.30%           --%
Investment income ratio**                   --%           --%           --%           --%
Total return***                          (9.24)%      (14.51)%       (1.03)%          --%

Rydex VT Large Cap Europe
Units                                   18,403        59,482        48,247            --
Unit value                         $     10.90   $     10.70   $      9.62   $        --
Net assets (000s)                  $     200.7   $     636.4   $     464.1   $        --
Ratio of expenses to net assets*          1.30%         1.30%         1.30%           --%
Investment income ratio**                 0.18%         9.59%        36.23%           --%
Total return***                           1.88%        11.23%        31.60%           --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

        Subaccount                        2005          2004          2003          2002
----------------------------------------------------------------------------------------
Rydex VT Large Cap Growth
Units                                  217,341        24,660            --            --
Unit value                         $      9.88   $     10.13   $        --   $        --
Net assets (000s)                  $   2,145.5   $     249.8   $        --   $        --
Ratio of expenses to net assets*          1.30%         1.30%           --%           --%
Investment income ratio**                 0.13%         1.10%           --%           --%
Total return***                          (2.51)%        1.30%           --%           --%

Rydex VT Large Cap Japan
Units                                   29,995         4,011        14,278         1,378
Unit value                         $     11.08   $      9.61   $      9.10   $      6.90
Net assets (000s)                  $     332.6   $      38.6   $     129.9   $       9.5
Ratio of expenses to net assets*          1.30%         1.30%         1.30%         1.30%
Investment income ratio**                   --%           --%           --%           --%
Total return***                          15.29%         5.60%        31.88%       (15.23)%

Rydex VT Large Cap Value
Units                                   54,847         5,482            --            --
Unit value                         $     10.91   $     10.93   $        --   $        --
Net assets (000s)                  $     598.4   $      59.9   $        --   $        --
Ratio of expenses to net assets*          1.30%         1.30%           --%           --%
Investment income ratio**                 0.97%         0.76%           --%           --%
Total return***                          (0.19)%        9.30%           --%           --%

Rydex VT Leisure
Units                                  176,237       232,681         9,787            --
Unit value                         $      8.02   $      8.80   $      7.42   $        --
Net assets (000s)                  $   1,413.2   $   2,048.0   $      72.6   $        --
Ratio of expenses to net assets*          1.30%         1.30%         1.30%           --%
Investment income ratio**                   --%           --%           --%           --%
Total return***                          (8.88)%       18.60%        33.21%           --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                2005         2004       2003       2002
-----------------------------------------------------------------------------

Rydex VT Long Dynamic Dow 30
Units                                 88,059      12,929         --        --
Unit value                        $     9.73   $   10.56  $      --  $     --
Net assets (000s)                 $    857.0   $   136.5  $      --  $     --
Ratio of expenses to net assets*        1.30%       1.30%        --%       --%
Investment income ratio**               1.80%       1.63%        --%       --%
Total return***                        (7.85)%      5.60%        --%       --%

Rydex VT Medius
Units                                 38,356      15,026      1,318        --
Unit value                        $    14.34   $   13.12  $   11.22  $     --
Net assets (000s)                 $    550.1   $   197.2  $    14.8  $     --
Ratio of expenses to net assets*        1.30%       1.30%      1.30%       --%
Investment income ratio**                 --%         --%        --%       --%
Total return***                         9.28%      16.93%     56.92%       --%

Rydex VT Mekros
Units                                  9,026      78,584    412,137        --
Unit value                        $    12.35   $   12.41  $   10.35  $     --
Net assets (000s)                 $    111.5   $   975.0  $ 4,265.4  $     --
Ratio of expenses to net assets*        1.30%       1.30%      1.30%       --%
Investment income ratio**               0.37%         --%      9.68%       --%
Total return***                        (0.45)%     19.90%     67.48%       --%

Rydex VT Mid Cap Growth
Units                                 70,626      30,438         --        --
Unit value                        $    11.26   $   10.54  $      --  $     --
Net assets (000s)                 $    795.0   $   320.9  $      --  $     --
Ratio of expenses to net assets*        1.30%       1.30%        --%       --%
Investment income ratio**                 --%         --%        --%       --%
Total return***                         6.77%       5.40%        --%       --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                  2005           2004         2003       2002
-----------------------------------------------------------------------------------
Rydex VT Mid Cap Value
Units                                   5,513          3,083          --         --
Unit value                        $     11.62    $     11.19    $     --   $     --
Net assets (000s)                 $      64.0    $      34.5    $     --   $     --
Ratio of expenses to net assets*         1.30%          1.30%         --%        --%
Investment income ratio**                0.88%          0.03%         --%        --%
Total return***                          3.77%         11.90%         --%        --%

Rydex VT Nova
Units                               1,579,879      1,062,820      41,053      4,939
Unit value                        $      8.31    $      8.34    $   7.60   $   5.70
Net assets (000s)                 $  13,133.6    $   8,872.6    $  312.0   $   28.2
Ratio of expenses to net assets*         1.30%          1.30%       1.30%      1.30%
Investment income ratio**                0.33%          0.01%         --%        --%
Total return***                         (0.41)%         9.74%      33.33%     (4.68)%

Rydex VT OTC
Units                                  46,279        224,571      30,824        228
Unit value                        $      8.15    $      8.41    $   8.03   $   5.77
Net assets (000s)                 $     377.1    $   1,888.8    $  247.5   $    1.3
Ratio of expenses to net assets*         1.30%          1.30%       1.30%      1.30%
Investment income ratio**                  --%            --%         --%        --%
Total return***                         (3.15)%         4.73%      39.17%      4.72%

Rydex VT Precious Metals
Units                                  94,339         92,979       4,087        557
Unit value                        $     19.32    $     16.68    $  20.31   $  15.05
Net assets (000s)                 $   1,822.9    $   1,551.3    $   83.0   $    8.4
Ratio of expenses to net assets*         1.30%          1.30%       1.30%      1.30%
Investment income ratio**                  --%            --%         --%        --%
Total return***                         15.82%        (17.87)%     34.95%     22.16%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

             Subaccount              2005         2004        2003      2002
------------------------------------------------------------------------------

Rydex VT Real Estate
Units                                 105,637       22,363     9,354        --
Unit value                        $     15.34  $     14.94  $  12.04  $     --
Net assets (000s)                 $   1,620.2  $     334.2  $  112.6  $     --
Ratio of expenses to net assets*         1.30%        1.30%     1.30%       --%
Investment income ratio**                2.23%        0.58%     5.05%       --%
Total return***                          2.65%       24.09%    30.44%       --%

Rydex VT Retailing
Units                                 132,534      163,339        56        --
Unit value                        $     10.37  $     10.26  $   9.74  $     --
Net assets (000s)                 $   1,374.2  $   1,676.4  $    0.5  $     --
Ratio of expenses to net assets*         1.30%        1.30%     1.30%       --%
Investment income ratio**                  --%          --%       --%       --%
Total return***                          1.04%        5.34%    35.09%       --%

Rydex VT Sector Rotation
Units                                 125,216       12,670     8,342     1,183
Unit value                        $     10.80  $      9.92  $   9.35  $   7.52
Net assets (000s)                 $   1,352.4  $     125.7  $   78.0  $    8.9
Ratio of expenses to net assets*         1.30%        1.30%     1.30%     1.30%
Investment income ratio**                  --%          --%       --%       --%
Total return***                          8.93%        6.10%    24.34%    (9.40)%

Rydex VT Small Cap Growth
Units                                 116,227      106,549        --        --
Unit value                        $     11.45  $     11.25  $     --  $     --
Net assets (000s)                 $   1,330.7  $   1,199.0  $     --  $     --
Ratio of expenses to net assets*         1.30%        1.30%       --%       --%
Investment income ratio**                  --%          --%       --%       --%
Total return***                          1.73%       12.50%       --%       --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                  2005         2004         2003        2002
-----------------------------------------------------------------------------------
Rydex VT Small Cap Value
Units                                   31,656      42,893            --         --
Unit value                         $     11.39   $   11.47   $        --   $     --
Net assets (000s)                  $     360.3   $   491.8   $        --   $     --
Ratio of expenses to net assets*          1.30%       1.30%           --%        --%
Investment income ratio**                   --%       0.11%           --%        --%
Total return***                          (0.72)%     14.70%           --%        --%

Rydex VT Technology
Units                                   27,869       6,106         1,679      5,034
Unit value                         $      6.24   $    6.32   $      6.52   $   4.22
Net assets (000s)                  $     173.7   $    38.6   $      10.9   $   21.3
Ratio of expenses to net assets*          1.30%       1.30%         1.30%      1.30%
Investment income ratio**                   --%         --%           --%        --%
Total return***                          (1.23)%     (3.07)%       54.50%      3.43%

Rydex VT Telecommunications
Units                                  189,042     260,896            --        110
Unit value                         $      6.87   $    7.09   $        --   $   5.13
Net assets (000s)                  $   1,298.1   $ 1,847.6   $        --   $    0.6
Ratio of expenses to net assets*          1.30%       1.30%           --%      1.30%
Investment income ratio**                   --%         --%           --%        --%
Total return***                          (3.09)%      7.91%           --%     21.56%

Rydex VT Titan 500
Units                                   15,812      12,981            --         --
Unit value                         $      8.59   $    8.67   $        --   $     --
Net assets (000s)                  $     135.8   $   112.6   $        --   $     --
Ratio of expenses to net assets*          1.30%       1.30%           --%        --%
Investment income ratio**(1)              0.02%         --%           --%        --%
Total return***                          (0.96)%     11.87%           --%        --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                  2005         2004         2003        2002
-----------------------------------------------------------------------------------
Rydex VT Transportation
Units                                  138,529     165,382            --         --
Unit value                         $     11.38   $   10.95   $        --   $     --
Net assets (000s)                  $   1,576.9   $ 1,811.5   $        --   $     --
Ratio of expenses to net assets*          1.30%       1.30%           --%        --%
Investment income ratio**                   --%         --%           --%        --%
Total return***                           3.92%      17.74%           --%        --%

Rydex VT U.S. Government Bond
Units                                  388,685     638,967       354,840        279
Unit value                         $     11.23   $   10.89   $     10.48   $  11.01
Net assets (000s)                  $   4,363.5   $ 6,953.4   $   3,719.2   $    3.1
Ratio of expenses to net assets*          1.30%       1.30%         1.30%      1.30%
Investment income ratio**                 2.67%       3.79%         1.22%     14.32%
Total return***                           3.17%       3.91%        (4.81)%     9.12%

Rydex VT U.S. Government Money
Market
Units                                1,080,518     955,333     2,261,713     16,781
Unit value                         $      8.51   $    8.71   $      9.07   $   9.47
Net assets (000s)                  $   9,192.6   $ 8,319.2   $  20,514.9   $  158.9
Ratio of expenses to net assets*          1.30%       1.30%         1.30%      1.30%
Investment income ratio**                 2.44%       0.17%           --%      0.03%
Total return***                          (2.31)%     (3.97)%       (4.22)%    (1.56)%

Rydex VT Ursa
Units                                   53,556      27,025       180,609         --
Unit value                         $      6.77   $    7.12   $      8.28   $     --
Net assets (000s)                  $     362.4   $   192.3   $   1,495.1   $     --
Ratio of expenses to net assets*          1.30%       1.30%         1.30%        --%
Investment income ratio**                   --%         --%           --%        --%
Total return***                          (4.96)%    (14.01)%      (24.25)%       --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

           Subaccount                  2005         2004       2003      2002
--------------------------------------------------------------------------------
Rydex VT Utilities
Units                                  291,931      91,809     43,792     1,606
Unit value                         $      6.52   $    6.15   $   5.47   $  4.56
Net assets (000s)                  $   1,902.2   $   564.7   $  239.8   $   7.3
Ratio of expenses to net assets*          1.30%       1.30%      1.30%     1.30%
Investment income ratio**                 0.75%       1.25%      0.01%       --%
Total return***                           5.92%      12.43%     19.96%    (4.40)%

Rydex VT Velocity 100
Units                                   33,545      26,899     33,689        --
Unit value                         $      5.14   $    5.53   $   5.05   $    --
Net assets (000s)                  $     172.3   $   148.6   $  170.2   $    --
Ratio of expenses to net assets*          1.30%       1.30%      1.30%       --%
Investment income ratio**                   --%       5.25%     16.14%       --%
Total return***                          (7.11)%      9.50%     86.35%       --%

SBL Global
Units                                   64,909      22,194      3,700        --
Unit value                         $     12.86   $   11.80   $  10.35   $    --
Net assets (000s)                  $     834.5   $   261.9   $   38.3   $    --
Ratio of expenses to net assets*          1.10%       1.10%      1.10%       --%
Investment income ratio**                   --%         --%      0.51%       --%
Total return***                           8.97%      14.01%     47.02%       --%

SBL Small Cap Value
Units                                   26,914      13,648      2,330        --
Unit value                         $     18.56   $   16.89   $  14.62   $    --
Net assets (000s)                  $     499.5   $   230.4   $   34.1   $    --
Ratio of expenses to net assets*          1.10%       1.10%      1.10%       --%
Investment income ratio**                   --%         --%        --%       --%
Total return***                           9.91%      15.53%     26.91%       --%

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

               Subaccount                   2005       2004       2003      2002
-----------------------------------------------------------------------------------
Templeton Developing Markets Securities
Units                                       16,982     17,359     16,959        --
Unit value                                $  20.07   $  16.45   $  13.78   $    --
Net assets (000s)                         $  340.8   $  285.6   $  233.7   $    --
Ratio of expenses to net assets*              1.45%      1.45%      1.45%       --%
Investment income ratio**(1)                  1.25%      1.72%        --%       --%
Total return***                              22.00%     19.38%     26.89%       --%

Templeton Foreign Securities
Units                                       35,291     38,371     34,000        --
Unit value                                $  10.63   $  10.09   $   8.90   $    --
Net assets (000s)                         $  375.3   $  387.2   $  302.7   $    --
Ratio of expenses to net assets*              1.45%      1.45%      1.45%       --%
Investment income ratio**                     1.14%      1.10%      0.81%       --%
Total return***                               5.37%     13.37%     25.71%       --%

Wells Fargo Advantage Opportunity VT
Units                                       19,041     16,375     14,219        --
Unit value                                $  10.62   $  10.29   $   9.10   $    --
Net assets (000s)                         $  202.2   $  168.5   $  129.3   $    --
Ratio of expenses to net assets*              1.40%      1.40%     1 .40%       --%
Investment income ratio**                       --%        --%      0.13%       --%
Total return***                               3.24%     13.08%     37.88%       --%

     * These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

    ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest

                          Variable Annuity Account A -
                   AdvisorDesigns Variable Annuity Account of
                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

   *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  ****      For the period from  January 26, 2005  (inception  date) to November
            15, 2005.

 *****      For the period from  January 26, 2005  (inception  date) to December
            31, 2005.

****** For the period from November 15, 2005 (inception date) to December 31, 2005.

(1) Investment income is less than $100, so the value is not reported in the statement of operations but is used in the calculation of investment income ratio.

(2) Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contractholders.

                                     PART C
                                OTHER INFORMATION


Item 24.      Financial Statements and Exhibits

              (a)   Financial Statements

                    The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 are incorporated herein by reference to the financial statements filed with T.Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 13 under the Securities Act of 1933 and Amendment No. 16 under the Investment Company Act of 1940 to Registration Statement No. 033-83240 (filed April 28, 2006).

                    The financial statements of Variable Annuity Account A - AdvisorDesigns Variable Annuity of First Security Benefit Life Insurance Annuity Company of New York, at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are included in Part B of this Registration Statement.

              (b)   Exhibits

                    (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(c)
                    (2)   Not Applicable
                    (3)   (a) Distribution Agreement(d)
                          (b) Marketing Organization Agreement(c)
                          (c) Commission Schedule
                          (d) Third Party Sales Agreement
                    (4)   (a) Individual Contract (Form FSB216  10-01)(d)
                          (b) Individual Contract - Unisex (Form FSB216
                              10-01U)(d)
                          (c) Annual Stepped Up Death Benefit Rider (Form FSB218
                              10-01)(c)
                          (d) Credit Enhancement Rider (Form FSB222  7-02)(d)
                          (e) Alternate Withdrawal Charge Rider (Form FSB223
                              10-01)(c)
                          (f) Asset Allocation Rider (Form FSB225  10-01)(c)
                          (g) Dollar Cost Averaging Rider (Form FSB226
                              10-01)(c)
                          (h) TSA Endorsement (Form FSB202  R2-97)(a)
                          (i) IRA Endorsement (Form FSB203  R2-97)(a)
                          (j) Roth IRA Endorsement (Form FSB206  11-97)(b)
                          (k) Disability Rider (Form FSB220  10-01)(c)
                          (l) Bonus Credit Endorsement (Form FSB238  7-02)(e)
                          (m) Guaranteed Minimum Income Benefit Rider
                              (Form FSB240 5-04)(g)
                          (n) Guaranteed Minimum Withdrawal Benefit Rider
                              (Form FSB241 5-04)(g)

                     (5)  (a) Individual Application (Form FSB217 8-05)
                          (b) Application Supplement (Form FSB217 SUPP A (6-05))
                          (c) Application Supplement (Form FSB217 SUPP B
                              (6-05))
                     (6)  (a) Declaration and Certificate of
                              Incorporation of First Security Benefit Life
                              Insurance and Annuity Company of New York(i)
                          (b) Bylaws of First Security Benefit Life Insurance
                              and Annuity Company of New York(i)
                     (7)  Automatic Reinsurance Agreement
                     (8)  (a) Participation Agreement - AIM
                          (b) Participation Agreement - Federated
                          (c) Participation Agreement - Fidelity(d)
                          (d) Participation Agreement - Neuberger Berman
                          (e) Participation Agreement - PIMCO(h)
                          (f) Participation Agreement - Potomac(h)
                          (g) Participation Agreement - Rydex
                          (h) Participation Agreement - Wells Fargo (Strong)(d)
                     (9)  Opinion of Counsel(c)
                     (10) Consent of Independent Registered Public Accounting
                          Firm
                     (11) Not Applicable
                     (12) Not Applicable
                     (13) Powers of Attorney of Howard R. Fricke, John E.
                          Hayes, Jr., Kris A. Robbins, Katherine White,
                          Stephen R. Herbert, Thomas A. Swank, J. Michael
                          Keefer and Michael G. Odlum.(i)

(a) Incorporated herein by reference to the Exhibits filed with the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed May 1, 2000).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 30, 2004).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 29, 2005).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April __, 2006).

Item 25.    Directors and Officers of the Depositor

            Name and Principal Business Address            Positions and Offices with Depositor
            Kris A. Robbins*                               Chairman of the Board, President, CEO, and Director

            Peggy S. Avey                                  Assistant Secretary, Chief Administrative Officer, and
            70 West Red Oak Lane-4th Floor                 Assistant Vice President
            White Plains, New York 10604

            Thomas A. Swank*                               Vice President, Chief Financial Officer, Treasurer, and
                                                           Director

            Michael G. Odlum*                              Vice President, Chief Investment Officer, and Director

            J. Michael Keefer*                             Vice President, General Counsel, Secretary, and Director

             Howard R. Fricke*                             Director

            Stephen A. Crane                               Director
            480 Park Avenue
            New York, NY 10022

            John E. Hayes, Jr.                             Director
            220 Gulf Blvd.
            Belleair Shore, FL 33786

            Stephen R. Herbert                             Director
            1100 Summer Street
            Stamford, CT 06905

            Katherine P. White                             Director
            1035 5th Avenue, Apt. 14D
            New York, NY 10028

            Kalman Bakk, Jr.*                              Vice President & Chief Marketing Officer

            Dale Martin*                                   Vice President--Sales and Marketing

            J. Timothy Gaule*                              Valuation Actuary

            Thomas R. Kaehr*                               Controller & Asst. Treasurer

            Rui Guo*                                       Product Development Actuary

            Name and Principal Business Address            Positions and Offices with Depositor
            Jeanne R. Slusher*                             Assistant Vice President and Auditor

            Amy J. Lee*                                    Associate General Counsel

            Christopher D. Swickard*                       Assistant General Counsel

            Carmen R. Hill*                                Chief Compliance Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

              The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2005, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

              The following chart indicates the persons controlled by or under common control with Variable Annuity Account A or First Security Benefit Life Insurance and Annuity Company of New York:

                                                                                                Percent of
                                                                                             Voting Securities
                                                                     Jurisdiction of          Owned by SBMHC
                                      Name                            Incorporation      (directly or indirectly)
              Security Benefit Mutual Holding Company                     Kansas                    ---
              (Holding Company)

              Security Benefit Corporation (Holding Company)              Kansas                   100%

              Security Benefit Life Insurance Company (Stock Life         Kansas                   100%
              Insurance Company)

              Security Management Company, LLC (Investment                Kansas                   100%
              Adviser)

              Security Distributors, Inc. (Broker/Dealer,                 Kansas                   100%
              Principal Underwriter of Mutual Funds)

              se(2), inc. (Third Party Administrator)                     Kansas                   100%

                                                                                                Percent of
                                                                                             Voting Securities
                                                                     Jurisdiction of          Owned by SBMHC
                                      Name                            Incorporation      (directly or indirectly)
              Security Benefit Academy, Inc. (Daycare Company)            Kansas                   100%

              Security Financial Resources, Inc.                          Kansas                   100%
              (Financial Services)

              Security Financial Resources                               Delaware                  100%

              Collective Investments, LLC
              (Private Fund)

              First Security Benefit Life Insurance and Annuity          New York                  100%
              Company of New York
              (Stock Life Insurance Company)

              Brecek & Young Advisors, Inc.                             California                 100%

              Brecek & Young Financial Services Group of Montana,        Montana                   100%
              Inc.

              Brecek & Young Financial Services Group of Nevada,          Nevada                   100%
              Inc.

              Brecek & Young Financial Group Insurance Agency of          Texas                    100%
              Texas, Inc.

              First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate account(s):
              Variable Annuity Account B and T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York.

Item 27.      Number of Contract Owners

              As of December 31, 2005, there were 434 owners of the Qualified Contracts and 360 owners of the Non-Qualified Contracts issued under Variable Annuity Account A.

Item 28.      Indemnification

              Article IX, Section 1(c) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

              The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or any other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in or in the case of service for other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

              (a) Security Distributors, Inc. ("SDI") acts as distributor of the Contracts issued under Variable Annuity Account A. SDI also acts as distributor for Variable Annuity Account B, T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, and the following separate accounts of Security Benefit Life Insurance Company: SBL Variable Annuity Accounts I, III, and IV, XI, and XIV (Secure Designs, NEA Valuebuilder, AdvisorDesigns, AdvanceDesigns, Security Benefit Advisor, NEA Valuebuilder Retirement Income Director and AEA Valuebuilder),SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex LS, Variflex Signature, and Variflex Extra Credit), Variable Annuity Account XI, Variable Annuity Account XIV, Variable Annuity Account XVII (ClassicStrategies and ThirdFed Variable Annuity), Separate Account IX, Separate Account XVI, and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of FSBL, acts as an investment adviser: Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund and Security Financial Resources Collective Investments, LLC.

            (b)     Name and Principal    Position and Offices
                    Business Address*       with Underwriter
                    ------------------    ------------------
                    Gregory J. Garvin     President and Director
                    Michael G. Odlum      Director
                    Richard J. Wells      Director
                    Brenda M. Harwood     Vice President, Treasurer and Director
                    Frank D. Memmo        Vice President and Director
                    Amy J. Lee            Secretary and Chief Compliance Officer

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   Not Applicable.

Item 30.      Location of Accounts and Records

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office - 70 West Red Oak Lane, 4th Floor, White Plains, New York 10604, and at its administrative office - One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

              (b) Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

              (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

              (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

              (f) Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28,
                    1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 28th day of April 2006.

SIGNATURES AND TITLES

Kris A. Robbins                         FIRST SECURITY BENEFIT LIFE INSURANCE
President, Chief Executive Officer,     AND ANNUITY COMPANY OF NEW YORK
Chairman of the Board and Director      (THE DEPOSITOR)

                                        By:
Thomas A. Swank                            -------------------------------------
Vice President, CFO, Treasurer,            Kris A. Robbins, President, Chief
and Director                               Executive Officer, Chairman of the
                                           Board, and Director as
                                           Attorney-in-Fact for the Officers and
                                           Directors Whose Names Appear Opposite


Michael G. Odlum                        VARIABLE ANNUITY ACCOUNT A
Vice President, Chief Investment        (THE REGISTRANT)
Officer, and Director

J. Michael Keefer                       By: FIRST SECURITY BENEFIT LIFE
Vice President, General Counsel,            INSURANCE AND ANNUITY COMPANY OF NEW
Secretary, and Director                     YORK (THE DEPOSITOR)

                                        By:
Howard R. Fricke                           -------------------------------------
Director                                   Kris A. Robbins, President, Chief
                                           Executive Officer, Chairman of the
                                           Board, and Director
John E. Hayes, Jr.
Director                                By:
                                           -------------------------------------
                                           Thomas A. Swank, Vice President, CFO,
Stephen R. Herbert                         Treasurer, and Director (Principal
Director                                   Financial Officer)


Katherine White                         (ATTEST):
Director                                         -------------------------------
                                                 J. Michael Keefer, Vice



                                        Date:  April 28, 2006

                                  EXHIBIT INDEX


  (1)    None

  (2)    None

  (3)    (a)    None
         (b)    None
         (c)    Commission Schedule
         (d)    Third Party Sales Agreement

(4)      (a)    None
         (b)    None
         (c)    None
         (d)    None
         (e)    None
         (f)    None
         (g)    None
         (h)    None
         (i)    None
         (j)    None
         (k)    None
         (l)    None

  (5)    (a)    Application
         (b)    Application Supplement A

         (c)    Application Supplement B

  (6)    (a)    None
         (b)    None

  (7)    Automatic Reinsurance Agreement

  (8)    (a)    Participation Agreement - AIM
         (b)    Participation Agreement - Federated
         (c)    None
         (d)    Participation Agreement -Neuberger Berman
         (e)    None
         (f)    None
         (g)    Participation Agreement - Rydex
         (h)    None

(9)      None

(10)     Consent of Independent Registered Public Account Firm

(11)     None

(12)     None

(13)     None